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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22167

Allianz Funds Multi-Strategy Trust

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas New York, New York	10105
(Address of principal executive offices)	(Zip code)

Lawrence G. Altadonna

1345 Avenue of the Americas New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-739-3371

Date of fiscal year end: November 30, 2010

Date of reporting period: August 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Allianz Funds Multi-Strategy Trust
Allianz Global Investors Solutions 2015 Fund
Allianz Global Investors Solutions 2020 Fund
Allianz Global Investors Solutions 2030 Fund
Allianz Global Investors Solutions 2040 Fund
Allianz Global Investors Solutions 2050 Fund
Allianz Global Investors Solutions Core Allocation Fund
Allianz Global Investors Solutions Growth Allocation Fund
Allianz Global Investors Solutions Retirement Income Fund
Allianz AGIC Convertible Fund
Allianz AGIC Emerging Growth Fund
Allianz AGIC High Yield Bond Fund
Allianz AGIC International Growth Fund
Allianz AGIC International Growth Opportunities Fund
Allianz AGIC Micro Cap Fund
Allianz AGIC Small to Mid Cap Growth Fund
Allianz AGIC Ultra Micro Cap Fund
Allianz NFJ Global Dividend Value Fund
RCM All Horizons Fund
RCM China Equity Fund
RCM Disciplined Equity Fund
RCM Global EcoTrendsSM Fund
RCM Global Water Fund
RCM International Opportunities Fund

Item 1.	Schedules of Investments

Schedule of Investments

Allianz Global Investors Solutions 2015 Fund

August 31, 2010 (unaudited)

	Shares	Value*
ALLIANZ FUNDS (a)(b)—14.1%
AGIC Emerging Markets Opportunities	3,213	$71,896
AGIC Income & Growth	20,172	228,345
AGIC International	6,624	77,893
NFJ Dividend Value	17,265	169,547
NFJ Small-Cap Value	5,243	131,032
RCM Global Resources (c)	10,578	137,832

Total Allianz Funds (cost—$747,145)		816,545

ALLIANZ FUNDS MULTI-STRATEGY TRUST (a)(b)—9.3%
AGIC Emerging Growth (c)	5,462	54,949
AGIC International Growth
Opportunities	4,244	115,050
NFJ Global Dividend Value	6,855	112,762
RCM Disciplined Equity	10,344	139,643
RCM International Opportunities	10,384	118,797

Total Allianz Funds Multi-Strategy Trust (cost—$482,274)		541,201

EXCHANGE-TRADED FUNDS—3.8%
ING Global Real Estate Fund	4,477	65,234
iShares Barclays TIPS Bond Fund	1,418	153,300

Total Exchange-Traded Funds (cost—$204,835)		218,534

PIMCO FUNDS (a)(b)—73.1%
Commodity RealReturn Strategy	15,255	118,833
Floating Income	15,609	137,983
Foreign Bond (U.S. Dollar-Hedged)	40,389	441,452
Income	37,827	417,227
International StocksPlus® TR Strategy (U.S. Dollar-Hedged)	7,184	62,640
Real Return	157,654	1,800,414
RealEstateRealReturn Strategy	14,688	68,301
Short-Term	48,479	480,431
Total Return	61,069	704,734

Total PIMCO Funds (cost—$3,789,786)		4,232,015

Total Investments (cost—$5,224,040)—100.3%		5,808,295

Liabilities in excess of other assets—(0.3)%		(18,764)

Net Assets—100.0%		$5,789,531

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share of each fund.
(c)	Non-income producing.

Glossary:

TIPS—Treasury Inflation Protected Securities

Schedule of Investments

Allianz Global Investors Solutions 2020 Fund

August 31, 2010 (unaudited)

	Shares	Value*
ALLIANZ FUNDS (a)(b)—16.3%
AGIC Emerging Markets Opportunities	3,632	$81,285
AGIC Income & Growth	19,890	225,153
AGIC International	6,163	72,476
AGIC Systematic Growth	4,076	46,342
NFJ Dividend Value	17,088	167,805
NFJ Small-Cap Value	4,689	117,177
RCM Global Resources (c)	7,154	93,224

Total Allianz Funds (cost—$727,881)		803,462

ALLIANZ FUNDS MULTI-STRATEGY TRUST (a)(b)—11.7%
AGIC Emerging Growth (c)	5,560	55,938
AGIC International Growth Opportunities	4,843	131,283
NFJ Global Dividend Value	8,723	143,491
RCM Disciplined Equity	10,096	136,301
RCM International Opportunities	9,237	105,667

Total Allianz Funds Multi-Strategy Trust (cost—$502,485)		572,680

EXCHANGE-TRADED FUNDS—3.7%
ING Global Real Estate Fund	4,144	60,371
iShares Barclays TIPS Bond Fund	1,139	123,137

Total Exchange-Traded Funds (cost—$172,189)		183,508

PIMCO FUNDS (a)(b)—68.0%
Commodity RealReturn Strategy	19,433	151,386
Floating Income	19,017	168,113
Foreign Bond (U.S. Dollar-Hedged)	31,985	349,592
Income	27,609	304,526
International StocksPlus® TR Strategy (U.S. Dollar-Hedged)	6,180	53,886
Real Return	112,061	1,279,741
RealEstateRealReturn Strategy	15,866	73,776
Short-Term	34,273	339,643
Total Return	53,969	622,806

Total PIMCO Funds (cost—$2,969,634)		3,343,469

Total Investments (cost—$4,372,189)—99.7%		4,903,119

Other assets less liabilities—0.3%		13,562

Net Assets—100.0%		$4,916,681

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share of each fund.
(c)	Non-income producing.

Glossary:

TIPS—Treasury Inflation Protected Securities

Schedule of Investments

Allianz Global Investors Solutions 2030 Fund

August 31, 2010 (unaudited)

	Shares	Value*
ALLIANZ FUNDS (a)(b)—27.2%
AGIC Emerging Markets Opportunities	9,939	$222,435
AGIC Income & Growth	22,939	259,665
AGIC International	10,482	123,271
AGIC Opportunity (c)	2,920	52,879
AGIC Systematic Growth	14,479	164,631
NFJ Dividend Value	23,920	234,894
NFJ Renaissance	3,647	53,826
NFJ Small-Cap Value	8,869	221,633
RCM Global Resources (c)	12,562	163,679

Total Allianz Funds (cost—$1,336,774)		1,496,913

ALLIANZ FUNDS MULTI-STRATEGY TRUST (a)(b)—21.2%
AGIC Emerging Growth (c)	22,469	226,039
AGIC International Growth Opportunities	9,098	246,651
NFJ Global Dividend Value	15,023	247,132
RCM Disciplined Equity	18,209	245,819
RCM International Opportunities	17,488	200,063

Total Allianz Funds Multi-Strategy Trust (cost—$1,009,945)		1,165,704

EXCHANGE-TRADED FUNDS—1.4%
ING Global Real Estate Fund (cost—$75,196)	5,383	78,426

PIMCO FUNDS (a)(b)—49.7%
Commodity RealReturn Strategy	28,911	225,221
Emerging Markets Bond	7,032	79,107
Floating Income	22,311	197,227
Foreign Bond (U.S. Dollar-Hedged)	30,536	333,764
Income	20,428	225,325
International StocksPlus® TR Strategy (U.S. Dollar-Hedged)	9,030	78,740
Real Return	53,603	612,142
RealEstateRealReturn Strategy	22,702	105,563
Short-Term	32,709	324,147
Total Return	48,119	555,295

Total PIMCO Funds (cost—$2,449,142)		2,736,531

Total Investments (cost—$4,871,057)—99.5%		5,477,574

Other assets less liabilities—0.5%		27,067

Net Assets—100.0%		$5,504,641

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share of each fund.
(c)	Non-income producing.

Schedule of Investments

Allianz Global Investors Solutions 2040 Fund

August 31, 2010 (unaudited)

	Shares	Value*
ALLIANZ FUNDS (a)(b)—40.1%
AGIC Emerging Markets Opportunities	11,767	$263,338
AGIC Income & Growth	27,862	315,397
AGIC International	14,572	171,365
AGIC Opportunity (c)	3,565	64,572
AGIC Systematic Growth	15,626	177,664
NFJ Dividend Value	33,131	325,343
NFJ Renaissance	4,527	66,826
NFJ Small-Cap Value	10,936	273,281
RCM Global Resources (c)	13,764	179,342

Total Allianz Funds (cost—$1,605,788)		1,837,128

ALLIANZ FUNDS MULTI-STRATEGY TRUST (a)(b)—29.1%
AGIC Emerging Growth (c)	25,074	252,247
AGIC International Growth Opportunities	9,597	260,163
NFJ Global Dividend Value	16,721	275,058
RCM Disciplined Equity	23,596	318,552
RCM International Opportunities	20,118	230,154

Total Allianz Funds Multi-Strategy Trust (cost—$1,136,438)		1,336,174

EXCHANGE-TRADED FUNDS—2.1%
ING Global Real Estate Fund (cost—$92,466)	6,619	96,438

PIMCO FUNDS (a)(b)—28.4%
Commodity RealReturn Strategy	35,206	274,254
Emerging Markets Bond	15,130	170,212
Floating Income	27,778	245,554
Foreign Bond (U.S. Dollar-Hedged)	13,119	143,394
International StocksPlus® TR Strategy (U.S. Dollar-Hedged)	10,219	89,111
RealEstateRealReturn Strategy	26,061	121,183
Short-Term	16,230	160,837
Total Return	8,285	95,615

Total PIMCO Funds (cost—$1,147,720)		1,300,160

Total Investments (cost—$3,982,412)—99.7%		4,569,900

Other assets less liabilities—0.3%		11,920

Net Assets—100.0%		$4,581,820

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share of each fund.
(c)	Non-income producing.

Schedule of Investments

Allianz Global Investors Solutions 2050 Fund

August 31, 2010 (unaudited)

	Shares	Value*
ALLIANZ FUNDS (a)(b)—41.8%
AGIC Emerging Markets Opportunities	11,137	$249,257
AGIC Income & Growth	26,911	304,627
AGIC International	13,793	162,200
AGIC Opportunity (c)	5,025	91,007
AGIC Systematic Growth	16,117	183,255
NFJ Dividend Value	32,512	319,266
NFJ Renaissance	4,468	65,952
NFJ Small-Cap Value	10,998	274,849
RCM Global Resources (c)	13,226	172,337

Total Allianz Funds (cost—$1,594,895)		1,822,750

ALLIANZ FUNDS MULTI-STRATEGY TRUST (a)(b)—30.6%
AGIC Emerging Growth (c)	25,999	261,550
AGIC International Growth Opportunities	9,238	250,440
NFJ Global Dividend Value	15,827	260,359
RCM Disciplined Equity	25,711	347,101
RCM International Opportunities	19,044	217,861

Total Allianz Funds Multi-Strategy Trust (cost—$1,136,551)		1,337,311

EXCHANGE-TRADED FUNDS—2.1%
ING Global Real Estate Fund (cost—$87,525)	6,265	91,284

PIMCO FUNDS (a)(b)—26.1%
Commodity RealReturn Strategy	41,183	320,814
Emerging Markets Bond	16,365	184,106
Floating Income	28,141	248,768
Foreign Bond (U.S. Dollar-Hedged)	8,284	90,539
International StocksPlus® TR Strategy (U.S. Dollar-Hedged)	10,183	88,791
RealEstateRealReturn Strategy	25,704	119,526
Short-Term	8,881	88,010

Total PIMCO Funds (cost—$985,042)		1,140,554

Total Investments (cost—$3,804,013)—100.6%		4,391,899

Liabilities in excess of other assets—(0.6)%		(24,903)

Net Assets—100.0%		$4,366,996

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share of each fund.
(c)	Non-income producing.

Schedule of Investments

Allianz Global Investors Solutions Core Allocation Fund

August 31, 2010 (unaudited)

	Shares	Value*
ALLIANZ FUNDS (a)(b)—36.3%
AGIC Emerging Markets Opportunities	391,665	$8,765,456
AGIC Income & Growth	1,068,724	12,097,956
AGIC International	643,908	7,572,358
AGIC Opportunity (c)	256,394	4,643,291
AGIC Systematic Growth	171,665	1,951,829
NFJ Dividend Value	487,239	4,784,685
NFJ Large Cap Value	501,164	5,983,895
NFJ Renaissance	287,256	4,239,895
NFJ Small-Cap Value	252,018	6,297,931
RCM Global Resources (c)	601,391	7,836,122
RCM Large-Cap Growth	789,498	8,795,006

Total Allianz Funds (cost—$65,959,575)		72,968,424

ALLIANZ FUNDS MULTI-STRATEGY TRUST (a)(b)—20.6%
AGIC Emerging Growth (c)	663,684	6,676,660
AGIC International Growth Opportunities	375,414	10,177,478
NFJ Global Dividend Value	572,407	9,416,098
RCM Disciplined Equity	575,151	7,764,533
RCM International Opportunities	645,460	7,384,065

Total Allianz Funds Multi-Strategy Trust (cost—$37,967,397)		41,418,834

EXCHANGE-TRADED FUNDS—1.1%
ING Global Real Estate Fund (cost—$2,029,589)	145,490	2,116,884

PIMCO FUNDS (a)(b)—42.0%
Commodity RealReturn Strategy	819,034	6,380,278
Emerging Markets Bond	380,039	4,275,437
Floating Income	821,002	7,257,657
Foreign Bond (U.S. Dollar-Hedged)	1,250,085	13,663,433
International StocksPlus® TR Strategy (U.S. Dollar-Hedged)	354,081	3,087,585
Real Return	1,467,430	16,758,055
RealEstateRealReturn Strategy	714,667	3,323,202
Short-Term	465,087	4,609,016
Total Return	2,179,783	25,154,698

Total PIMCO Funds (cost—$75,281,948)		84,509,361

	Principal Amount (000s)	Value*
Repurchase Agreement—0.4%
State Street Bank & Trust Co., dated 8/31/10, 0.01%, due 9/1/10, proceeds $864,000; collateralized by U.S. Treasury Notes, 3.125%, due 4/30/17, valued at $883,548, including accrued interest (cost—$864,000)	$864	$864,000

Total Investments (cost—$182,102,509)—100.4%		201,877,503

Liabilities in excess of other assets—(0.4)%		(862,558)

Net Assets—100.0%		$201,014,945

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share of each fund.
(c)	Non-income producing.

Schedule of Investments

Allianz Global Investors Solutions Growth Allocation Fund

August 31, 2010 (unaudited)

	Shares	Value*
ALLIANZ FUNDS (a)(b)—42.2%
AGIC Emerging Markets Opportunities	12,056	$269,814
AGIC Income & Growth	29,791	337,231
AGIC International	15,439	181,565
AGIC Opportunity (c)	5,659	102,485
AGIC Systematic Growth	16,613	188,889
NFJ Dividend Value	37,153	364,846
NFJ Renaissance	4,784	70,606
NFJ Small-Cap Value	12,196	304,782
RCM Global Resources (c)	16,679	217,324

Total Allianz Funds (cost—$1,809,935)		2,037,542

ALLIANZ FUNDS MULTI-STRATEGY TRUST (a)(b)—31.3%
AGIC Emerging Growth (c)	28,856	290,288
AGIC International Growth Opportunities	9,834	266,613
NFJ Global Dividend Value	18,701	307,629
RCM Disciplined Equity	28,133	379,799
RCM International Opportunities	23,331	266,904

Total Allianz Funds Multi-Strategy Trust (cost—$1,324,846)		1,511,233

EXCHANGE-TRADED FUND—2.0%
ING Global Real Estate (cost—$94,744)	6,782	98,814

PIMCO FUNDS (a)(b)—24.4%
Commodity RealReturn Strategy	44,601	347,446
Emerging Markets Bond	15,507	174,457
Floating Income	28,269	249,896
Foreign Bond (U.S. Dollar-Hedged)	8,967	98,007
International StocksPlus® TR Strategy (U.S. Dollar-Hedged)	14,883	129,778
RealEstateRealReturn Strategy	27,829	129,404
Total Return	4,241	48,942

Total PIMCO Funds (cost—$1,013,594)		1,177,930

Total Investments (cost—$4,243,119)—99.9%		4,825,519

Other assets less liabilities—0.1%		6,556

Net Assets—100.0%		$4,832,075

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share of each fund.
(c)	Non-income producing.

Schedule of Investments

Allianz Global Investors Solutions Retirement Income Fund

August 31, 2010 (unaudited)

	Shares	Value*
ALLIANZ FUNDS (a)(b)—11.6%
AGIC Emerging Markets Opportunities	2,085	$46,672
AGIC Income & Growth	21,247	240,513
AGIC International	4,758	55,960
NFJ Dividend Value	15,136	148,636
NFJ Small-Cap Value	4,546	113,606
RCM Global Resources (c)	7,495	97,665

Total Allianz Funds (cost—$652,943)		703,052

ALLIANZ FUNDS MULTI-STRATEGY TRUST (a)(b)—7.7%
AGIC Emerging Growth (c)	4,613	46,407
AGIC International Growth Opportunities	3,169	85,897
NFJ Global Dividend Value	6,826	112,288
RCM Disciplined Equity	8,469	114,337
RCM International Opportunities	9,448	108,090

Total Allianz Funds Multi-Strategy Trust (cost—$431,502)		467,019

EXCHANGE-TRADED FUNDS—3.6%
ING Global Real Estate Fund	3,992	58,157
iShares Barclays TIPS Bond Fund	1,493	161,408

Total Exchange-Traded Funds (cost—$205,725)		219,565

PIMCO FUNDS (a)(b)—76.4%
Commodity RealReturn Strategy	11,980	93,320
Floating Income	10,191	90,090
Foreign Bond (U.S. Dollar-Hedged)	45,059	492,498
Income	43,696	481,970
International StocksPlus® TR Strategy (U.S. Dollar-Hedged)	6,653	58,013
Real Return	178,684	2,040,574
RealEstateRealReturn Strategy	12,700	59,053
Short-Term	60,869	603,207
Total Return	60,672	700,154

Total PIMCO Funds (cost—$4,168,182)		4,618,879

Total Investments (cost—$5,458,352)—99.3%		6,008,515

Other assets less liabilities—0.7%		42,588

Net Assets—100.0%		$6,051,103

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share of each fund.
(c)	Non-income producing.

Glossary:

TIPS—Treasury Inflation Protected Securities

Schedule of Investments

Allianz AGIC Convertible Fund

August 31, 2010 (unaudited)

	Credit Rating (Moody’s/S&P)	Principal Amount (000s)	Value*
CONVERTIBLE BONDS—83.8%
Aerospace & Defense—1.2%
Triumph Group, Inc., 2.625%, 10/1/26	NR/NR	$4,000	$5,235,000

Airlines—1.3%
Continental Airlines, Inc., 4.50%, 1/15/15	B3/CCC+	4,155	5,494,988

Auto Components—3.7%
BorgWarner, Inc., 3.50%, 4/15/12	NR/BBB	3,625	5,220,000
Titan International, Inc., 5.625%, 1/15/17 (a)	NR/NR	4,215	5,036,925
TRW Automotive, Inc., 3.50%, 12/1/15 (a)	B2/B+	3,985	5,474,394

			15,731,319

Automotive—2.6%
Ford Motor Co., 4.25%, 12/15/36	B2/B	4,470	6,213,300
Navistar International Corp., 3.00%, 10/15/14	NR/B	4,590	5,031,788

			11,245,088

Biotechnology—2.3%
Illumina, Inc., 0.625%, 2/15/14	NR/NR	2,575	5,088,844
United Therapeutics Corp., 0.50%, 10/15/11	NR/NR	3,645	4,697,494

			9,786,338

Building/Construction—2.1%
MasTec, Inc., 4.00%, 6/15/14	NR/B+	4,045	3,883,200
Lennar Corp., 2.00%, 12/1/20 (a)	B3/BB-	5,790	5,211,000

			9,094,200

Commercial Services—4.6%
Alliance Data Systems Corp., 1.75%, 8/1/13	NR/NR	5,840	5,621,000
Coinstar, Inc., 4.00%, 9/1/14	NR/BB+	3,920	5,194,000
Hertz Global Holdings, Inc., 5.25%, 6/1/14	NR/ CCC+	3,885	4,899,956
United Rentals, Inc., 4.00%, 11/15/15	NR/NR	3,155	3,912,200

			19,627,156

Communications—2.7%
Priceline.com, Inc., 1.25%, 3/15/15 (a)	NR/NR	4,710	5,546,025

	Credit Rating (Moody’s/S&P)	Principal Amount (000s)	Value*
VeriSign, Inc., 3.25%, 8/15/37	NR/NR	$5,915	$6,025,906

			11,571,931

Computers & Peripherals—2.5%
EMC Corp., 1.75%, 12/1/13	NR/A-	4,180	5,366,075
NetApp, Inc., 1.75%, 6/1/13	NR/NR	3,750	5,175,000

			10,541,075

Diversified Manufacturing—3.6%
Actuant Corp., 2.00%, 11/15/23	NR/B+	5,110	5,480,475
Griffon Corp., 4.00%, 1/15/17 (a)	NR/NR	5,070	5,108,025
Textron, Inc., 4.50%, 5/1/13	NR/BBB-	3,215	4,786,331

			15,374,831

Electrical Equipment—1.3%
EnerSys, 3.375%, 6/1/38	B2/BB	5,990	5,727,938

Electronics—0.4%
Itron, Inc., 2.50%, 8/1/26	NR/B-	1,685	1,790,312

Energy—1.3%
Peabody Energy Corp., 4.75%, 12/15/66	Ba3/B+	5,475	5,666,625

Healthcare & Hospitals—3.7%
American Medical Systems Holdings, Inc., 4.00%, 9/15/41	NR/B+	3,995	4,744,062
AMERIGROUP Corp., 2.00%, 5/15/12	NR/BB	5,715	6,115,050
Fisher Scientific International, Inc., 3.25%, 3/1/24	Baa2/BBB+	4,160	4,877,600

			15,736,712

Hotels/Gaming—3.5%
Gaylord Entertainment Co., 3.75%, 10/1/14 (a)	NR/NR	4,730	5,557,750
MGM Resorts International, 4.25%, 4/15/15 (a)	Caa1/CCC+	5,480	4,534,700
Wyndham Worldwide Corp., 3.50%, 5/1/12	Ba1/BBB-	2,610	4,877,438

			14,969,888

Household Durables—1.3%
Newell Rubbermaid, Inc., 5.50%, 3/15/14	NR/BBB-	2,970	5,665,275

Schedule of Investments—(continued)

Allianz AGIC Convertible Fund

August 31, 2010 (unaudited)

	Credit Rating (Moody’s/S&P)	Principal Amount (000s)	Value*
Insurance—1.2%
MGIC Investment Corp., 5.00%, 5/1/17	NR/CCC+	$5,190	$5,053,762

Internet Software & Services—1.3%
Equinix, Inc., 2.50%, 4/15/12	NR/B-	5,600	5,775,000

Machinery—1.3%
Roper Industries, Inc., zero coupon, 1/15/34	Ba1/BB+	7,715	5,660,881

Materials & Processing—3.7%
Newmont Mining Corp., 1.25%, 7/15/14	NR/BBB+	4,150	5,960,438
Steel Dynamics, Inc., 5.125%, 6/15/14	NR/BB+	4,740	5,308,800
United States Steel Corp., 4.00%, 5/15/14	Ba2/BB	2,925	4,416,750

			15,685,988

Multi-Media—2.6%
Liberty Media LLC, 3.125%, 3/30/23	B1/BB-	4,950	5,407,875
3.50%, 1/15/31	B1/BB-	10,910	5,741,387

			11,149,262

Oil & Gas—3.6%
Core Laboratories L.P., 0.25%, 10/31/11	NR/NR	3,200	5,560,000
Exterran Holdings, Inc., 4.25%, 6/15/14	NR/BB	4,030	4,785,625
Oil States International, Inc., 2.375%, 7/1/25	NR/NR	3,685	5,218,881

			15,564,506

Pharmaceuticals—7.2%
BioMarin Pharmaceutical, Inc., 1.875%, 4/23/17	NR/B-	4,495	5,219,819
Biovail Corp., 5.375%, 8/1/14 (a)	NR/NR	3,360	5,518,800
Endo Pharmaceuticals Holdings, Inc., 1.75%, 4/15/15 (a)	NR/NR	3,575	3,945,906
Mylan, Inc., 3.75%, 9/15/15	NR/BB-	3,610	5,279,625
Salix Pharmaceuticals Ltd., 2.75%, 5/15/15	NR/NR	4,980	5,527,800
Teva Pharmaceutical Finance Co. BV, 1.75%, 2/1/26	A3/A-	4,595	5,267,019

			30,758,969

	Credit Rating (Moody’s/S&P)	Principal Amount (000s)	Value*
Real Estate Investment Trust—3.7%
Boston Properties L.P., 3.75%, 5/15/36	NR/A-	$5,000	$5,456,250
Digital Realty Trust L.P., 4.125%, 8/15/26 (a)	NR/NR	2,725	5,073,609
Host Hotels & Resorts L.P., 2.50%, 10/15/29 (a)	NR/BB+	4,765	5,420,188

			15,950,047

Retail—2.6%
RadioShack Corp., 2.50%, 8/1/13 (a)	Ba1/NR	5,255	5,616,281
Saks, Inc., 2.00%, 3/15/24	B3/B+	6,030	5,517,450

			11,133,731

Software—0.6%
Cadence Design Systems, Inc., 2.625%, 6/1/15 (a)	NR/NR	2,490	2,732,775

Technology—9.7%
Concur Technologies, Inc., 2.50%, 4/15/15 (a)	NR/NR	4,785	5,269,481
CSG Systems International, Inc., 3.00%, 3/1/17 (a)	NR/NR	5,660	5,560,950
Intel Corp., 3.25%, 8/1/39	A2/A-	2,885	3,245,625
Nuance Communications, Inc.,
2.75%, 8/15/27	NR/B-	5,210	5,470,500
ON Semiconductor Corp., 2.625%, 12/15/26	NR/B+	5,920	5,668,400
Rovi Corp., 2.625%, 2/15/40 (a)	NR/NR	5,115	5,767,162
Salesforce.com, Inc., 0.75%, 1/15/15 (a)	NR/NR	3,340	4,671,825
Teradyne, Inc., 4.50%, 3/15/14	NR/NR	2,510	4,496,038
Veeco Instruments, Inc., 4.125%, 4/15/12	NR/NR	1,110	1,469,363

			41,619,344

Telecommunications—7.0%
Anixter International, Inc., 1.00%, 2/15/13	NR/B+	5,960	5,721,600
Ciena Corp., 4.00%, 3/15/15 (a)	NR/NR	5,525	5,317,812
Finisar Corp., 5.00%, 10/15/29	NR/NR	2,110	3,027,850
Qwest Communications International, Inc., 3.50%, 11/15/25	Ba3/B+	4,910	5,793,800
SBA Communications Corp., 1.875%, 5/1/13	NR/NR	1,440	1,524,600
4.00%, 10/1/14	NR/NR	2,955	3,996,638

Schedule of Investments—(continued)

Allianz AGIC Convertible Fund

August 31, 2010 (unaudited)

	Credit Rating (Moody’s/S&P)	Principal Amount (000s)	Value*
Time Warner Telecom, Inc., 2.375%, 4/1/26	B3/B-	$4,185	$4,739,512

			30,121,812

Wholesale—1.2%
WESCO International, Inc., 6.00%, 9/15/29	NR/B	3,840	5,318,400

Total Convertible Bonds (cost—$341,241,938)			359,783,153

CONVERTIBLE PREFERRED STOCK—11.8%
		Shares
Commercial Banks—1.2%
Fifth Third Bancorp, Ser. G, 8.50%, 6/30/13 (b)	Ba1/BB	42,390	5,263,354

Commercial Services & Supplies—1.3%
Avery Dennison Corp., 7.875%, 11/15/20	NR/BB+	142,425	5,483,363

Diversified Financial Services—1.3%
Citigroup, Inc., 7.50%, 12/15/12	NR/NR	49,335	5,646,391

Financial Services—2.6%
AMG Capital Trust I, 5.10%, 4/15/36	NR/BB	144,275	5,822,189
SLM Corp., Ser. C, 7.25%, 12/15/10	Ba3/BB-	9,005	5,183,368

			11,005,557

Food Products—1.3%
Archer-Daniels-Midland Co., 6.25%, 6/1/11	NR/BBB+	134,765	5,528,060

Insurance—1.3%
XL Group PLC, 10.75%, 8/15/11	Baa2/BBB-	209,660	5,675,496

Oil, Gas & Consumable Fuels—1.9%
Apache Corp., Ser. D, 6.00%, 8/1/13	NR/NR	55,500	2,998,665
Whiting Petroleum Corp., 6.25%, 12/31/49	NR/B	24,490	5,121,104

			8,119,769

Transportation—0.9%
Kansas City Southern, 5.125%, 2/20/11 (b)	NR/B-	3,470	4,059,900

Total Convertible Preferred Stock (cost—$45,869,797)			50,781,890

	Principal Amount (000s)	Value*
Repurchase Agreement—4.6%
State Street Bank & Trust Co., dated 8/31/10, 0.01%, due 9/1/10, proceeds $19,456,005; collateralized by U.S. Treasury Notes, 3.125%, due 4/30/17, valued at $19,847,106, including accrued interest (cost—$19,456,000)	$19,456	$19,456,000

Total Investments (cost—$406,567,735)—100.2%		430,021,043

Liabilities in excess of other assets—(0.2)%		(854,128)

Net Assets—100.0%		$429,166,915

Notes to Schedule of Investments:

(a)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(b)	Perpetual maturity. Maturity date shown is the first call date.

Glossary:

NR—Not Rated

Schedule of Investments

Allianz AGIC Emerging Growth Fund

August 31, 2010 (unaudited)

	Shares	Value*
COMMON STOCK—96.7%
Air Freight & Logistics—0.8%
UTI Worldwide, Inc.	9,900	$138,699

Auto Components—0.6%
American Axle & Manufacturing Holdings, Inc. (a)	13,500	112,995

Beverages—0.7%
Heckmann Corp. (a)	30,700	122,800

Biotechnology—2.9%
BioMarin Pharmaceutical, Inc. (a)	6,800	137,972
Incyte Corp. Ltd. (a)	8,200	102,664
Martek Biosciences Corp. (a)	4,200	91,644
Regeneron Pharmaceuticals, Inc. (a)	4,700	103,306
Seattle Genetics, Inc. (a)	7,600	87,020

		522,606

Building Products—0.6%
Griffon Corp. (a)	9,700	103,693

Capital Markets—1.4%
BGC Partners, Inc., Class A	25,500	131,580
MF Global Holdings Ltd. (a)	18,800	124,080

		255,660

Chemicals—4.7%
A. Schulman, Inc.	4,400	79,948
Cytec Industries, Inc.	2,300	109,089
Ferro Corp. (a)	17,000	181,900
Kraton Performance Polymers, Inc. (a)	8,700	235,074
PolyOne Corp. (a)	12,400	120,900
Terra Nitrogen Co. L.P. (a)	1,400	124,054

		850,965

Commercial Banks—0.5%
PrivateBancorp, Inc.	8,700	91,002

Commercial Services & Supplies—2.5%
Cenveo, Inc. (a)	17,900	98,271
Deluxe Corp.	9,300	155,589
Knoll, Inc.	9,100	122,122
Metalico, Inc. (a)	27,400	85,762

		461,744

Communications Equipment—4.2%
ADTRAN, Inc.	4,700	147,721
Ciena Corp. (a)	7,200	89,784
Finisar Corp. (a)	4,800	61,392
Ixia (a)	13,000	146,770
JDS Uniphase Corp. (a)	9,800	90,062
Oclaro, Inc. (a)	6,700	68,608
Riverbed Technology, Inc. (a)	4,200	161,112

		765,449

	Shares	Value*
Computers & Peripherals—0.5%
Xyratex Ltd. (a)	8,100	$97,524

Construction & Engineering—0.7%
Chicago Bridge & Iron Co. NV (a)	5,600	121,968

Consumer Finance—1.3%
First Cash Financial Services, Inc. (a)	6,900	164,634
World Acceptance Corp. (a)	1,900	76,823

		241,457

Containers & Packaging—0.8%
Boise, Inc. (a)	20,500	141,040

Diversified Consumer Services—1.0%
Grand Canyon Education, Inc. (a)	4,800	82,032
Universal Technical Institute, Inc.	6,200	95,790

		177,822

Diversified Financial Services—2.2%
Compass Diversified Holdings	10,900	154,562
Encore Capital Group, Inc. (a)	6,200	122,822
Portfolio Recovery Associates, Inc. (a)	1,900	121,030

		398,414

Diversified Telecommunication Services—1.2%
Atlantic Tele-Network, Inc.	2,900	123,685
TW Telecom, Inc. (a)	5,500	96,443

		220,128

Electrical Equipment—0.7%
Belden, Inc.	6,200	135,780

Electronic Equipment, Instruments & Components—2.0%
OSI Systems, Inc. (a)	5,000	147,900
SMART Modular Technologies WWH, Inc. (a)	19,900	93,331
Vishay Intertechnology, Inc. (a)	14,900	114,581

		355,812

Energy Equipment & Services—2.7%
Complete Production Services, Inc. (a)	8,000	141,120
Newpark Resources, Inc. (a)	20,000	174,600
RPC, Inc.	10,500	171,255

		486,975

Food & Staples Retailing—1.5%
Pantry, Inc. (a)	7,800	146,796
United Natural Foods, Inc. (a)	3,600	125,064

		271,860

Food Products—1.8%
B&G Foods, Inc.	12,100	129,228

Schedule of Investments—(continued)

Allianz AGIC Emerging Growth Fund

August 31, 2010 (unaudited)

	Shares	Value*
Diamond Foods, Inc.	3,500	$147,805
Hain Celestial Group Inc. (a)	2,100	47,000

		324,033

Health Care Equipment & Supplies—1.2%
Hill-Rom Holdings, Inc.	4,000	128,400
Natus Medical, Inc. (a)	7,300	88,111

		216,511

Health Care Providers & Services—4.0%
BioScrip, Inc. (a)	15,500	75,330
Catalyst Health Solutions, Inc. (a)	2,700	108,243
Hanger Orthopedic Group, Inc. (a)	4,900	63,945
Health Management Associates, Inc., Class A (a)	19,300	120,625
Healthsouth Corp. (a)	7,600	123,576
MWI Veterinary Supply, Inc. (a)	2,700	143,370
RehabCare Group, Inc. (a)	5,500	91,080

		726,169

Hotels, Restaurants & Leisure—3.3%
Buffalo Wild Wings, Inc. (a)	2,900	121,278
Cracker Barrel Old Country Store, Inc.	2,100	93,681
DineEquity, Inc. (a)	4,000	127,680
Gaylord Entertainment Co. (a)	5,600	146,496
Ruby Tuesday, Inc. (a)	12,800	117,888

		607,023

Internet & Catalog Retail—0.6%
HSN, Inc. (a)	4,400	115,676

Internet Software & Services—1.6%
IAC/InterActiveCorp. (a)	6,300	156,177
Internet Brands, Inc., Class A (a)	13,000	134,550

		290,727

IT Services—3.5%
Acxiom Corp. (a)	9,000	111,555
CSG Systems International, Inc. (a)	7,400	135,420
iGate Corp.	7,400	116,106
VeriFone Holdings, Inc. (a)	5,900	142,662
Wright Express Corp. (a)	4,100	131,651

		637,394

Life Sciences Tools & Services—1.9%
Bruker Corp. (a)	8,900	105,821
ICON PLC ADR (a)	5,300	116,600
Parexel International Corp. (a)	6,400	127,296

		349,717

Machinery—4.0%
ArvinMeritor, Inc. (a)	9,600	125,472
CIRCOR International, Inc.	4,100	114,185
NACCO Industries, Inc., Class A	1,500	116,310
Nordson Corp.	2,000	128,340
Titan International, Inc.	12,000	121,680

	Shares	Value*
Wabash National Corp. (a)	19,000	$116,470

		722,457

Marine—0.6%
Navios Maritime Holdings, Inc.	21,500	113,950

Media—2.7%
Knology, Inc. (a)	12,400	145,452
Liberty Media Corp. - Capital, Ser. A (a)	4,700	211,876
Sinclair Broadcast Group, Inc., Class A (a)	22,200	132,756

		490,084

Oil, Gas & Consumable Fuels—6.6%
Atlas Pipeline Partners L.P. (a)	9,200	156,768
Berry Petroleum Co., Class A	4,100	111,315
Carrizo Oil & Gas, Inc. (a)	7,100	148,816
Clayton Williams Energy, Inc. (a)	2,300	105,294
Georesources, Inc. (a)	8,100	122,391
Gran Tierra Energy, Inc. (a)	23,100	145,530
Gulfport Energy Corp. (a)	10,500	119,385
Northern Oil and Gas, Inc. (a)	9,000	126,360
Swift Energy Co. (a)	5,800	156,310

		1,192,169

Pharmaceuticals—3.2%
Endo Pharmaceuticals Holdings, Inc. (a)	4,300	116,831
Impax Laboratories, Inc. (a)	7,600	119,092
Jazz Pharmaceuticals, Inc. (a)	10,100	89,890
Nektar Therapeutics, Inc. (a)	12,100	155,001
Salix Pharmaceuticals Ltd. (a)	2,500	94,650

		575,464

Professional Services—0.7%
Korn/Ferry International (a)	9,300	121,086

Real Estate Management & Development—1.4%
Altisource Portfolio Solutions S.A. (a)	5,300	140,450
Forest City Enterprises, Inc., Class A (a)	9,500	107,065

		247,515

Road & Rail—2.0%
Arkansas Best Corp.	5,600	115,472
Avis Budget Group, Inc. (a)	11,900	108,528
Genesee & Wyoming, Inc., Class A (a)	3,700	143,597

		367,597

Semiconductors & Semiconductor Equipment—6.3%
Advanced Energy Industries, Inc. (a)	8,400	118,524
Brooks Automation, Inc. (a)	15,700	106,446
Integrated Silicon Solution, Inc. (a)	16,000	106,080

Schedule of Investments—(continued)

Allianz AGIC Emerging Growth Fund

August 31, 2010 (unaudited)

	Shares	Value*
Kulicke & Soffa Industries, Inc. (a)	18,400	$105,616
MKS Instruments, Inc. (a)	5,900	101,834
Netlogic Microsystems, Inc. (a)	3,900	94,185
Novellus Systems, Inc. (a)	1,700	39,610
Renesola Ltd. ADR (a)	15,400	135,058
Skyworks Solutions, Inc. (a)	5,900	105,374
Teradyne, Inc. (a)	11,500	103,270
TriQuint Semiconductor, Inc. (a)	19,500	135,525

		1,151,522

Software—6.7%
Ariba, Inc. (a)	9,000	139,230
Cadence Design Systems, Inc. (a)	13,800	95,564
Compuware Corp. (a)	14,200	101,956
Informatica Corp. (a)	3,100	99,696
Mentor Graphics Corp. (a)	15,100	137,259
Netscout Systems, Inc. (a)	8,400	132,972
Quest Software, Inc. (a)	4,700	100,758
Taleo Corp., Class A (a)	5,100	130,713
TIBCO Software, Inc. (a)	10,300	149,247
Verint Systems, Inc. (a)	5,300	124,974

		1,212,369

Specialty Retail—2.9%
Collective Brands, Inc. (a)	1,600	20,688
JOS A Bank Clothiers, Inc. (a)	3,150	115,069
OfficeMax, Inc. (a)	8,200	79,868
PEP Boys-Manny Moe & Jack	9,400	84,788
Sally Beauty Holdings, Inc. (a)	12,900	111,327
Tractor Supply Co.	1,700	115,566

		527,306

Textiles, Apparel & Luxury Goods—3.7%
CROCS, Inc. (a)	10,100	126,250
Deckers Outdoor Corp. (a)	2,800	121,716
Maidenform Brands, Inc. (a)	6,600	176,022
Oxford Industries, Inc.	5,600	110,432
Steven Madden Ltd. (a)	4,000	137,720

		672,140

Thrifts & Mortgage Finance—1.3%
MGIC Investment Corp. (a)	14,900	107,578
Ocwen Financial Corp. (a)	14,200	129,078

		236,656

Trading Companies & Distributors—1.9%
Aircastle Ltd.	15,700	122,617
Titan Machinery, Inc. (a)	7,100	106,074
WESCO International, Inc. (a)	3,800	122,664

		351,355

Transportation Infrastructure—0.5%
Aegean Marine Petroleum Network, Inc.	6,200	92,318

Wireless Telecommunication Services—0.8%
Syniverse Holdings, Inc. (a)	7,100	146,047

Total Common Stock (cost—$17,212,461)		17,561,678

	Principal Amount (000s)	Value*
Repurchase Agreement—3.6%
State Street Bank & Trust Co., dated 8/31/10, 0.01%, due 9/1/10, proceeds $660,000; collateralized by U.S. Treasury Notes, 3.125%, due 4/30/17, valued at $676,296, including accrued interest (cost—$660,000)	$660	$660,000

Total Investments (cost—$17,872,461)—100.3%		18,221,678

Liabilities in excess of other assets—(0.3)%		(56,676)

Net Assets—100.0%		$18,165,002

Notes to Schedule of Investments:

(a)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

Schedule of Investments

Allianz AGIC High Yield Bond Fund

August 31, 2010 (unaudited)

	Credit Rating (Moody’s/S&P)	Principal Amount (000s)	Value*
CORPORATE BONDS & NOTES—94.4%
Aerospace & Defense—3.0%
BE Aerospace, Inc., 8.50%, 7/1/18	Ba3/BB	$675	$723,938
TransDigm, Inc., 7.75%, 7/15/14	B3/B-	645	667,575
Triumph Group, Inc., 8.00%, 11/15/17	B1/B+	620	627,750
8.625%, 7/15/18 (a)	Ba3/B+	115	122,475

			2,141,738

Apparel & Textiles—1.5%
Oxford Industries, Inc., 11.375%, 7/15/15	B1/BB-	245	274,400
Quiksilver, Inc., 6.875%, 4/15/15	Caa1/CCC	845	785,850

			1,060,250

Auto Components—2.4%
American Axle & Manufacturing, Inc., 7.875%, 3/1/17	B3/CCC	915	850,950
Cooper-Standard Automotive, Inc., 8.50%, 5/1/18 (a)	B2/B+	810	832,275

			1,683,225

Automotive—1.0%
Navistar International Corp., 8.25%, 11/1/21	B1/BB-	650	684,125

Banking—1.4%
CIT Group, Inc., 7.00%, 5/1/16	B3/B+	1,070	1,021,850

Building & Construction—0.9%
MasTec, Inc., 7.625%, 2/1/17	B1/B+	655	633,712

Building/Construction—1.5%
K Hovnanian Enterprises, Inc., 10.625%, 10/15/16	B1/CCC+	355	346,125
Standard Pacific Corp., 8.375%, 5/15/18	B3/B-	710	686,925

			1,033,050

Chemicals—2.0%
Hexion U.S. Finance Corp., 8.875%, 2/1/18	B3/CCC+	715	664,950
Huntsman International LLC, 8.625%, 3/15/20 (a)	B3/CCC+	785	780,094

			1,445,044

Commercial Services—10.5%
ARAMARK Corp., 8.50%, 2/1/15	B3/B	600	621,750

	Credit Rating (Moody’s/S&P)	Principal Amount (000s)	Value*
Avis Budget Car Rental LLC, 7.75%, 5/15/16	B3/B	$865	$841,212
Cardtronics, Inc., 8.25%, 9/1/18	B2/BB-	710	729,525
Cenveo Corp., 7.875%, 12/1/13	Caa1/B-	845	809,088
Deluxe Corp., 7.375%, 6/1/15	Ba1/BB-	595	606,900
Hertz Corp., 10.50%, 1/1/16	B3/CCC+	590	631,300
Interactive Data Corp., 10.25%, 8/1/18 (a)	Caa1/B-	565	589,012
KAR Auction Services, Inc., 8.75%, 5/1/14	B3/CCC+	830	856,975
National Money Mart Co., 10.375%, 12/15/16	B2/B+	810	854,550
PHH Corp., 9.25%, 3/1/16 (a)	Ba2/BB+	450	457,313
RSC Equipment Rental, Inc., 9.50%, 12/1/14	Caa2/B-	420	430,500

			7,428,125

Communications—1.0%
Affinion Group, Inc., 11.50%, 10/15/15	Caa1/B-	635	670,719

Computer Services—1.2%
Stream Global Services, Inc., 11.25%, 10/1/14	B1/B+	635	631,825
Unisys Corp., 12.75%, 10/15/14 (a)	Ba1/BB	202	236,340

			868,165

Computers & Peripherals—0.9%
Seagate HDD Cayman, 6.875%, 5/1/20 (a)	Ba1/BB+	680	669,800

Consumer Products—1.7%
Jarden Corp., 7.50%, 5/1/17	B1/B	430	440,212
Revlon Consumer Products Corp., 9.75%, 11/15/15	B3/B-	745	777,594

			1,217,806

Diversified Manufacturing—0.8%
Polypore, Inc., 8.75%, 5/15/12	B3/B-	545	547,725

Electrical Equipment—0.9%
General Cable Corp., 7.125%, 4/1/17	Ba3/B+	620	627,750

Schedule of Investments—(continued)

Allianz AGIC High Yield Bond Fund

August 31, 2010 (unaudited)

	Credit Rating (Moody’s/S&P)	Principal Amount (000s)	Value*
Electronics—2.3%
Kemet Corp., 10.50%, 5/1/18 (a)	B1/B	$745	$778,525
Sanmina-SCI Corp., 8.125%, 3/1/16	B2/CCC+	850	860,625

			1,639,150

Energy—1.5%
Cloud Peak Energy Resources LLC, 8.25%, 12/15/17 (a)	B1/BB-	675	701,156
Consol Energy, Inc., 8.00%, 4/1/17 (a)	B1/BB	330	349,800

			1,050,956

Financial Services—7.1%
Ally Financial, Inc., 6.75%, 12/1/14	B3/B	722	723,805
7.50%, 9/15/20 (a)	B3/B	335	333,325
American General Finance Corp., 6.90%, 12/15/17	B3/B	715	557,700
BAC Capital Trust XI, 6.625%, 5/23/36	Baa3/BB	530	533,509
Ford Motor Credit Co. LLC, 8.125%, 1/15/20	Ba3/B+	940	1,030,521
International Lease Finance Corp., 6.375%, 3/25/13	B1/BB+	605	587,606
8.625%, 9/15/15 (a)	B1/BB+	545	549,769
SLM Corp., 8.45%, 6/15/18	Ba1/BBB-	800	735,068

			5,051,303

Healthcare & Hospitals—2.8%
Community Health Systems, Inc., 8.875%, 7/15/15	B3/B	490	509,600
HCA, Inc., 9.25%, 11/15/16	B2/BB-	610	655,750
Sun Healthcare Group, Inc., 9.125%, 4/15/15	B3/CCC+	755	791,806

			1,957,156

Hotels/Gaming—2.7%
Harrah’s Operating Co., Inc., 11.25%, 6/1/17	Caa1/B	315	338,625
12.75%, 4/15/18 (a)	Ca/CCC	1,005	924,600
MGM Resorts International, 11.375%, 3/1/18 (a)	Caa1/CCC+	705	641,550

			1,904,775

Household Durables—1.2%
Libbey Glass, Inc., 10.00%, 2/15/15 (a)	B2/B	765	816,638

	Credit Rating (Moody’s/S&P)	Principal Amount (000s)	Value*
Internet Software & Services—2.1%
Equinix, Inc., 8.125%, 3/1/18	Ba2/B+	$785	$824,250
Terremark Worldwide, Inc., 12.00%, 6/15/17	B1/B-	610	692,350

			1,516,600

Leisure—1.8%
NCL Corp. Ltd., 11.75%, 11/15/16	B3/B+	520	577,200
Travelport LLC, 9.875%, 9/1/14	B3/CCC+	660	678,150

			1,255,350

Machinery—1.7%
Baldor Electric Co., 8.625%, 2/15/17	B3/B	695	738,438
Terex Corp., 7.375%, 1/15/14	B1/BB-	490	497,350

			1,235,788

Materials & Processing—1.0%
Novelis, Inc., 11.50%, 2/15/15	B1/B-	620	685,100

Multi-Media—6.5%
Cablevision Systems Corp., 8.625%, 9/15/17 (a)	B1/B+	655	717,225
CCO Holdings LLC, 7.875%, 4/30/18 (a)	B2/B	450	468,000
Clear Channel Worldwide Holdings, Inc., 9.25%, 12/15/17	B2/B	800	834,000
DISH DBS Corp., 7.125%, 2/1/16	Ba3/BB-	320	328,800
McClatchy Co., 11.50%, 2/15/17	B1/B-	715	741,812
Media General, Inc., 11.75%, 2/15/17	B2/B	700	748,125
Mediacom Broadband LLC, 8.50%, 10/15/15	B3/B-	780	795,600

			4,633,562

Oil & Gas—4.1%
Allis-Chalmers Energy, Inc., 9.00%, 1/15/14	Caa1/B-	810	818,100
OPTI Canada, Inc., 8.25%, 12/15/14	Caa3/B-	750	588,750
PetroHawk Energy Corp., 7.25%, 8/15/18 (a)	B3/B+	375	374,062
7.875%, 6/1/15	B3/B+	390	406,575
Pioneer Drilling Co., 9.875%, 3/15/18 (a)	B3/B	695	698,475

			2,885,962

Schedule of Investments—(continued)

Allianz AGIC High Yield Bond Fund

August 31, 2010 (unaudited)

	Credit Rating (Moody’s/S&P)	Principal Amount (000s)	Value*
Paper/Paper Products—1.1%
Neenah Paper, Inc., 7.375%, 11/15/14	B1/BB-	$790	$793,950

Real Estate Investment Trust—0.8%
CB Richard Ellis Services, Inc., 11.625%, 6/15/17	Ba3/B+	485	552,900

Retail—4.4%
Brown Shoe Co., Inc., 8.75%, 5/1/12	B3/B	555	567,487
Inergy L.P., 8.25%, 3/1/16	Ba3/B+	845	890,419
Neiman Marcus Group, Inc., 10.375%, 10/15/15	Caa2/CCC+	1,080	1,104,300
Rite Aid Corp., 8.625%, 3/1/15	Caa3/CCC	715	582,725

			3,144,931

Technology—3.2%
Advanced Micro Devices, Inc., 8.125%, 12/15/17	Ba3/B+	670	688,425
Amkor Technology, Inc., 9.25%, 6/1/16	Ba3/BB-	655	695,937
First Data Corp., 9.875%, 9/24/15	Caa1/B-	535	409,275
Freescale Semiconductor, Inc., 8.875%, 12/15/14	Caa2/CCC	495	461,588

			2,255,225

Telecommunications—15.1%
Cincinnati Bell, Inc., 8.75%, 3/15/18	B3/B-	1,040	998,400
Crown Castle International Corp., 9.00%, 1/15/15	B1/B-	500	545,000
DigitalGlobe, Inc., 10.50%, 5/1/14	Ba3/BB	850	932,875
Global Crossing Ltd., 12.00%, 9/15/15	B2/B	650	724,750
Hughes Network Systems LLC, 9.50%, 4/15/14	B1/B	990	1,027,125
Intelsat Jackson Holdings S.A., 9.50%, 6/15/16	B3/B+	735	787,369
ITC Deltacom, Inc., 10.50%, 4/1/16	B3/B-	1,135	1,123,650
Millicom International Cellular S.A., 10.00%, 12/1/13	B1/NR	955	990,812
Nextel Communications, Inc., 7.375%, 8/1/15	Ba2/BB-	965	960,175
NII Capital Corp., 8.875%, 12/15/19	B1/BB-	735	797,475

	Credit Rating (Moody’s/S&P)	Principal Amount (000s)	Value*
West Corp., 11.00%, 10/15/16	Caa1/B-	$935	$986,425
Windstream Corp., 8.625%, 8/1/16	Ba3/B+	770	798,875

			10,672,931

Transportation—2.2%
Aircastle Ltd., 9.75%, 8/1/18 (a)	Ba3/BB+	810	824,175
Kansas City Southern Railway, 8.00%, 6/1/15	B2/BB-	670	718,575

			1,542,750

Utilities—1.1%
Edison Mission Energy, 7.00%, 5/15/17	B3/B-	1,150	790,625

Wholesale—1.0%
WESCO Distribution, Inc., 7.50%, 10/15/17	B1/B	675	678,375

Total Corporate Bonds & Notes (cost—$62,632,715)			66,797,111

Repurchase Agreement—3.1%
State Street Bank & Trust Co., dated 8/31/10, 0.01%, due 9/1/10, proceeds $2,168,001; collateralized by U.S. Treasury Notes, 3.125%, due 4/30/17, valued at $2,214,324, including accrued interest (cost—$2,168,000)		2,168	2,168,000

Total Investments (cost—$64,800,715)—97.5%			68,965,111

Other assets less liabilities—2.5%			1,802,155

Net Assets—100.0%			$70,767,266

Notes to Schedule of Investments:

(a)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

Glossary:

NR—Not Rated

Schedule of Investments

Allianz AGIC International Growth Fund

August 31, 2010 (unaudited)

	Shares	Value*
COMMON STOCK—98.4%
Australia—4.3%
Incitec Pivot Ltd.	435,562	$1,315,593
Rio Tinto Ltd.	39,857	2,503,215

		3,818,808

Belgium—4.7%
Anheuser-Busch InBev NV	28,166	1,458,865
Millicom International Cellular S.A.	14,100	1,298,328
Umicore	40,323	1,396,176

		4,153,369

Brazil—1.9%
Vale S.A. ADR	61,500	1,645,125

Canada—2.6%
Barrick Gold Corp.	30,200	1,414,630
Canadian Natural Resources Ltd.	27,800	894,209

		2,308,839

China—1.8%
Baidu, Inc. ADR (b)	8,600	674,498
Sinopharm Group Co.	232,800	891,426

		1,565,924

Denmark—3.6%
Danske Bank A/S (b)	41,400	914,438
Novo Nordisk A/S, Class B	26,925	2,300,467

		3,214,905

France—7.4%
BNP Paribas	30,527	1,891,188
Cie Generale d’Optique Essilor International S.A.	20,681	1,251,247
Eutelsat Communications	40,916	1,467,292
Pernod-Ricard S.A.	14,045	1,093,612
Vallourec S.A.	9,714	831,571

		6,534,910

Germany—11.4%
Adidas AG	22,344	1,133,216
Aixtron AG	43,251	1,068,113
Bayerische Motoren Werke AG	37,677	1,979,661
Fresenius Medical Care AG & Co. KGaA	25,544	1,444,819
Infineon Technologies AG (b)	252,764	1,401,661
Siemens AG	20,275	1,837,886
Tognum AG	68,438	1,257,851

		10,123,207

Hong Kong—4.5%
BOC Hong Kong Holdings Ltd.	535,500	1,414,187
Hong Kong Electric Holdings Ltd.	223,500	1,362,078
Wharf Holdings Ltd.	229,000	1,240,081

		4,016,346

Italy—1.5%
Saipem SpA	38,548	1,341,749

	Shares	Value*
Japan—12.4%
Canon, Inc.	22,100	$904,784
Fanuc Ltd.	15,800	1,700,428
Honda Motor Co., Ltd.	42,300	1,401,071
Komatsu Ltd.	47,300	960,411
Mitsubishi Corp.	42,900	919,236
Mitsubishi UFJ Financial Group, Inc.	251,600	1,192,964
Olympus Corp.	29,000	693,170
Tokio Marine Holdings, Inc.	30,900	828,937
Tokyo Electric Power Co., Inc.	83,700	2,433,389

		11,034,390

Korea (Republic of)—1.0%
Hyundai Motor Co.	7,593	899,076

Malaysia—2.1%
CIMB Group Holdings Bhd.	735,500	1,818,679

Netherlands—4.6%
ASML Holding NV	34,156	845,149
Heineken NV	24,374	1,089,402
Koninklijke Philips Electronics NV	31,411	875,323
QIAGEN NV (b)	69,700	1,248,427

		4,058,301

Norway—0.9%
DnB NOR ASA	75,600	830,128

Singapore—1.5%
DBS Group Holdings Ltd.	130,000	1,335,330

South Africa—1.1%
Aspen Pharmacare Holdings Ltd. (b)	84,583	962,469

Sweden—1.3%
Telefonaktiebolaget LM Ericsson,
Class B	117,593	1,135,480

Switzerland—6.4%
Cie Financiere Richemont S.A.	34,958	1,351,900
Nestle S.A.	61,068	3,156,957
Temenos Group AG (b)	44,476	1,139,405

		5,648,262

Taiwan—1.0%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	97,600	918,416

United Kingdom—22.4%
Admiral Group PLC	57,399	1,334,678
ARM Holdings PLC	260,553	1,453,988
AstraZeneca PLC	40,794	2,005,245
Barclays PLC	277,473	1,273,884

Schedule of Investments—(continued)

Allianz AGIC International Growth Fund

August 31, 2010 (unaudited)

	Shares	Value*
British American Tobacco PLC	43,616	$1,477,846
HSBC Holdings PLC	265,822	2,603,639
Imagination Technologies Group PLC (b)	167,251	868,088
Petrofac Ltd.	59,348	1,269,849
Reckitt Benckiser Group PLC	32,591	1,624,407
Shire PLC	73,539	1,582,064
Standard Chartered PLC	35,464	947,070
Tullow Oil PLC	72,208	1,344,038
Vodafone Group PLC	881,544	2,116,638

		19,901,434

Total Common Stock (cost—$83,685,185)		87,265,147

	Principal Amount (000s)
Repurchase Agreement—3.9%
State Street Bank & Trust Co., dated 8/31/10, 0.01%, due 9/1/10, proceeds $3,491,001; collateralized by U.S. Treasury Notes, 3.125%, due 4/30/17, valued at $3,561,462, including accrued interest (cost—$3,491,000)	$3,491	3,491,000

Total Investments (cost—$87,176,185) (a)—102.3%		90,756,147

Liabilities in excess of other assets—(2.3)%		(2,012,628)

Net Assets—100.0%		$88,743,519

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $80,419,941, representing 90.6% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

Schedule of Investments

Allianz AGIC International Growth Opportunities Fund

August 31, 2010 (unaudited)

	Shares	Value*
COMMON STOCK—92.5%
Australia—2.9%
Mount Gibson Iron Ltd. (b)	994,551	$1,551,438
Reject Shop Ltd.	119,580	1,759,140

		3,310,578

Austria—0.8%
bwin Interactive Entertainment AG	20,141	963,520

Belgium—3.0%
Bekaert S.A.	9,523	1,925,111
Umicore	45,375	1,571,100

		3,496,211

Brazil—2.7%
Drogasil S.A.	79,400	1,672,316
Light S.A.	112,200	1,396,551

		3,068,867

Canada—5.5%
Biovail Corp.	105,100	2,403,637
Calfrac Well Services Ltd.	78,800	1,755,052
Capstone Mining Corp. (b)	507,900	1,219,322
NAL Oil & Gas Trust, UNIT	91,600	921,713

		6,299,724

China—4.8%
7 Days Group Holdings Ltd. ADR (b)	89,300	1,270,739
Concord Medical Services Holdings Ltd. ADR (b)	110,300	729,083
Huabao International Holdings Ltd.	1,311,000	1,899,603
Minth Group Ltd.	1,024,000	1,656,536
Peace Mark Holdings Ltd. (b)(c)	2,428,000	—

		5,555,961

Finland—1.2%
Outotec Oyj	40,149	1,346,933

France—3.1%
EDF Energies Nouvelles S.A.	35,053	1,361,441
Ingenico	91,782	2,236,568

		3,598,009

Germany—7.8%
GEA Group AG	87,234	1,809,196
Kabel Deutschland Holding AG (b)	67,028	2,123,532
Rhoen Klinikum AG	78,390	1,715,972
Wacker Neuson SE (b)	95,429	1,148,858
Wirecard AG	186,384	2,162,612

		8,960,170

Hong Kong—2.8%
Dah Sing Financial Holdings Ltd. (b)	290,000	1,823,478
VTech Holdings Ltd.	136,000	1,359,756

		3,183,234

Ireland—3.3%
C&C Group PLC	487,250	1,897,622

	Shares	Value*
Kingspan Group PLC (b)	138,384	$952,667
Smurfit Kappa Group PLC (b)	113,642	972,087

		3,822,376

Italy—5.2%
Ansaldo STS SpA	116,830	1,394,663
Autogrill SpA (b)	174,078	2,001,464
Maire Tecnimont SpA	413,710	1,379,689
Prysmian SpA	79,714	1,245,354

		6,021,170

Japan—9.1%
Air Water, Inc.	127,000	1,413,058
FP Corp.	27,200	1,471,009
K’s Holdings Corp.	52,600	1,136,289
Nabtesco Corp.	76,000	1,144,632
OKUMA Corp. (b)	284,000	1,376,116
Pigeon Corp.	34,100	1,254,384
Torishima Pump Manufacturing Co., Ltd.	62,800	929,471
Towa Pharmaceutical Co., Ltd.	29,200	1,747,766

		10,472,725

Malaysia—2.9%
Alliance Financial Group Bhd.	2,170,000	2,111,821
Supermax Corp. Bhd	749,700	1,229,031

		3,340,852

Netherlands—3.5%
Ten Cate NV	66,422	1,676,497
Unit 4 NV	105,983	2,343,551

		4,020,048

Singapore—4.7%
Goodpack Ltd.	1,413,000	2,014,512
Hyflux Ltd.	707,000	1,568,546
M1 Ltd.	1,110,000	1,780,431

		5,363,489

Spain—1.0%
Tecnicas Reunidas S.A.	22,786	1,152,021

Switzerland—4.6%
Banque Cantonale Vaudoise	2,281	1,087,428
Dufry Group (b)	25,024	2,392,310
Partners Group Holding AG	12,814	1,779,785

		5,259,523

Turkey—1.7%
Asya Katilim Bankasi AS	880,870	1,935,991

United Kingdom—21.9%
ARM Holdings PLC	545,020	3,041,425
ASOS PLC (b)	97,446	1,420,907
Babcock International Group PLC	217,225	1,680,413
Charter International PLC	162,657	1,516,587
Chemring Group PLC	43,934	1,748,138
Cookson Group PLC (b)	203,906	1,304,828

Schedule of Investments—(continued)

Allianz AGIC International Growth Opportunities Fund

August 31, 2010 (unaudited)

	Shares	Value*
Croda International PLC	129,799	$2,538,274
Dechra Pharmaceuticals PLC	153,980	1,000,102
IG Group Holdings PLC	415,282	3,309,627
Inchcape PLC (b)	344,644	1,348,776
John Wood Group PLC	343,333	1,905,818
Meggitt PLC	342,389	1,390,682
Petrofac Ltd.	57,574	1,231,891
Victrex PLC	109,069	1,799,077

		25,236,545

Total Common Stock (cost—$95,802,536)		106,407,947

PREFERRED STOCK—1.8%
Brazil—1.8%
Banco do Estado do Rio Grande do Sul (cost—$693,254)	233,300	2,056,361

EQUITY-LINKED SECURITY—1.6%

	Units
Credit Suisse-Giant Manufacturing Co., Ltd., Expires 8/22/11 (b) (cost—$822,415)	503,641	1,823,181

	Principal Amount (000s)
Repurchase Agreement—5.3%
State Street Bank & Trust Co., dated 8/31/10, 0.01%, due 9/1/10, proceeds $6,168,002; collateralized by U.S. Treasury Notes, 3.125%, due 4/30/17, valued at $6,293,916, including accrued interest (cost—$6,168,000)	$6,168	6,168,000

Total Investments (cost—$103,486,205) (a)—101.2%		116,455,489

Liabilities in excess of other assets—(1.2)%		(1,378,020)

Net Assets—100.0%		$115,077,469

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $89,794,955, representing 78.0% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Non-income producing.
(c)	Fair-valued.

Glossary:

ADR—American Depositary Receipt

UNIT—More than one class of securities traded together.

Schedule of Investments

Allianz AGIC Micro Cap Fund

August 31, 2010 (unaudited)

	Shares	Value*
COMMON STOCK—99.2%
Aerospace & Defense—0.8%
LMI Aerospace, Inc. (a)	26,600	$402,458

Air Freight & Logistics—0.8%
Air Transport Services Group, Inc. (a)	80,800	372,488

Auto Components—1.4%
SORL Auto Parts, Inc. (a)	43,000	368,080
Stoneridge, Inc. (a)	36,700	316,721

		684,801

Biotechnology—1.2%
Immunomedics, Inc. (a)	33,900	96,954
Micromet, Inc. (a)	47,700	292,878
OncoGenex Pharmaceutical, Inc. (a)	13,500	173,070

		562,902

Chemicals—3.5%
LSB Industries, Inc. (a)	24,000	397,920
Omnova Solutions, Inc. (a)	82,800	505,080
Spartech Corp. (a)	36,300	324,159
TPC Group, Inc. (a)	17,700	307,626
Zagg, Inc. (a)	37,100	127,995

		1,662,780

Commercial Banks—2.6%
Bancorp, Inc. (a)	38,400	246,528
Cardinal Financial Corp.	38,500	353,430
Center Financial Corp. (a)	58,500	270,855
WesBanco, Inc.	26,600	405,650

		1,276,463

Commercial Services & Supplies—1.4%
Metalico, Inc. (a)	103,300	323,329
Schawk, Inc.	23,100	351,120

		674,449

Communications Equipment—2.1%
Ceragon Networks Ltd. (a)	21,800	184,428
Oclaro, Inc. (a)	51,760	530,022
Oplink Communications, Inc. (a)	19,100	300,252

		1,014,702

Computers & Peripherals—1.8%
Hypercom Corp. (a)	72,000	225,360
Stratasys, Inc. (a)	10,900	247,539
Xyratex Ltd. (a)	33,500	403,340

		876,239

Containers & Packaging—1.1%
Boise, Inc. (a)	74,700	513,936

Diversified Financial Services—0.9%
Encore Capital Group, Inc. (a)	21,400	423,934

Electrical Equipment—1.6%
PowerSecure International, Inc. (a)	48,500	401,580
Satcon Technology Corp. (a)	125,700	390,927

		792,507

	Shares	Value*
Electronic Equipment, Instruments & Components—6.1%
DDi Corp.	54,700	$427,754
Electro Scientific Industries, Inc. (a)	30,600	332,010
Keithley Instruments, Inc.	41,300	382,025
Kemet Corp. (a)	128,100	345,870
Measurement Specialties, Inc. (a)	27,900	413,478
Newport Corp. (a)	43,100	408,157
SMART Modular Technologies WWH, Inc. (a)	61,000	286,090
Spectrum Control, Inc. (a)	28,000	330,680

		2,926,064

Energy Equipment & Services—1.8%
Newpark Resources, Inc. (a)	53,800	469,674
North American Energy Partners, Inc. (a)	46,700	392,280

		861,954

Food Products—0.8%
SunOpta, Inc. (a)	75,400	395,096

Health Care Equipment & Supplies—4.8%
Antares Pharma, Inc. (a)	217,200	314,940
Cantel Medical Corp.	23,300	334,821
Given Imaging Ltd. (a)	16,900	243,191
ICU Medical, Inc. (a)	10,100	359,863
Natus Medical, Inc. (a)	26,400	318,648
NxStage Medical, Inc. (a)	23,500	370,595
Symmetry Medical, Inc. (a)	38,400	345,216

		2,287,274

Health Care Providers & Services—5.7%
America Service Group, Inc.	26,000	356,460
American Dental Partners, Inc. (a)	32,900	351,372
Bio-Reference Labs, Inc. (a)	24,120	478,058
BioScrip, Inc. (a)	61,600	299,376
Continucare Corp. (a)	95,700	311,025
Hanger Orthopedic Group, Inc. (a)	13,400	174,870
MWI Veterinary Supply, Inc. (a)	9,000	477,900
U.S. Physical Therapy, Inc. (a)	17,700	283,731

		2,732,792

Health Care Technology—2.3%
Computer Programs & Systems, Inc.	8,500	347,310
Omnicell, Inc. (a)	33,300	371,462
Vital Images, Inc. (a)	31,100	392,482

		1,111,254

Hotels, Restaurants & Leisure—3.0%
AFC Enterprises, Inc. (a)	48,900	525,675
Caribou Coffee Co., Inc. (a)	51,000	477,870
Shuffle Master, Inc. (a)	53,500	425,325

		1,428,870

Household Durables—1.7%
Kid Brands, Inc. (a)	48,200	393,794
Lifetime Brands, Inc. (a)	29,600	403,744

		797,538

Schedule of Investments—(continued)

Allianz AGIC Micro Cap Fund

August 31, 2010 (unaudited)

	Shares	Value*
Internet Software & Services—5.8%
Internap Network Services Corp. (a)	84,100	$346,072
Internet Capital Group, Inc. (a)	55,400	466,191
KIT Digital, Inc. (a)	46,400	398,576
LivePerson, Inc. (a)	87,200	623,480
support.com, Inc. (a)	93,900	356,820
Terremark Worldwide, Inc. (a)	73,600	616,768

		2,807,907

IT Services—2.1%
Diamond Management & Technology Consultants, Inc.	51,300	640,737
Lionbridge Technologies, Inc. (a)	86,200	384,452

		1,025,189

Machinery—4.1%
Cascade Corp.	13,200	412,104
Columbus McKinnon Corp. (a)	25,200	322,560
Hawk Corp., Class A (a)	9,600	351,744
NN, Inc. (a)	24,000	177,600
Titan International, Inc.	44,300	449,202
Wabash National Corp. (a)	46,200	283,206

		1,996,416

Media—1.8%
Ballantyne Strong, Inc. (a)	57,100	448,235
Mediacom Communications Corp., Class A (a)	69,400	401,132

		849,367

Metals & Mining—1.0%
Brush Engineered Materials, Inc. (a)	19,600	471,380

Oil, Gas & Consumable Fuels—6.3%
Abraxas Petroleum Corp. (a)	142,200	342,702
Clayton Williams Energy, Inc. (a)	13,700	627,186
Georesources, Inc. (a)	28,400	429,124
Gulfport Energy Corp. (a)	63,800	725,406
Magnum Hunter Resources Corp. (a)	125,400	484,044
Rex Energy Corp. (a)	35,500	401,505

		3,009,967

Paper & Forest Products—1.8%
KapStone Paper and Packaging Corp. (a)	43,100	490,909
Neenah Paper, Inc.	24,700	363,584

		854,493

Personal Products—0.9%
Elizabeth Arden, Inc. (a)	28,000	458,360

Pharmaceuticals—1.9%
AVANIR Pharmaceuticals, Inc. (a)	73,100	206,873
Hi-Tech Pharmacal Co., Inc. (a)	15,200	263,720
Inspire Pharmaceuticals, Inc. (a)	31,900	154,715
Jazz Pharmaceuticals, Inc. (a)	33,400	297,260

		922,568

	Shares	Value*
Professional Services—2.4%
Acacia Research—Acacia Technologies (a)	45,000	$675,900
Hudson Highland Group, Inc. (a)	33,100	99,300
SFN Group, Inc. (a)	67,900	369,376

		1,144,576

Road & Rail—1.3%
Saia, Inc. (a)	26,200	306,278
Vitran Corp., Inc. (a)	37,400	340,340

		646,618

Semiconductors & Semiconductor Equipment—10.5%
AXT, Inc. (a)	89,300	484,006
Ceva, Inc. (a)	29,800	360,580
Entropic Communications, Inc. (a)	73,600	560,096
EZchip Semiconductor Ltd. (a)	17,100	374,319
Integrated Silicon Solution, Inc. (a)	44,900	297,687
LTX-Credence Corp. (a)	130,500	281,880
Mindspeed Technologies, Inc. (a)	84,200	538,880
MIPS Technologies, Inc. (a)	97,400	641,866
O2Micro International Ltd. ADR (a)	48,470	286,942
Photronics, Inc. (a)	76,400	328,520
Rudolph Technologies, Inc. (a)	44,200	349,401
Silicon Image, Inc. (a)	73,800	267,156
Ultra Clean Holdings (a)	29,400	249,018

		5,020,351

Software—5.9%
Bottomline Technologies, Inc. (a)	36,100	505,761
Magma Design Automation, Inc. (a)	135,500	425,470
Netscout Systems, Inc. (a)	24,200	383,086
OPNET Technologies, Inc.	34,900	549,675
Radiant Systems, Inc. (a)	37,300	668,043
Sonic Solutions, Inc. (a)	36,300	292,215

		2,824,250

Specialty Retail—1.4%
Shoe Carnival, Inc. (a)	28,000	462,840
West Marine, Inc. (a)	26,100	219,762

		682,602

Textiles, Apparel & Luxury Goods—2.9%
Maidenform Brands, Inc. (a)	18,500	493,395
Oxford Industries, Inc.	19,400	382,568
Perry Ellis International, Inc. (a)	26,900	493,884

		1,369,847

Thrifts & Mortgage Finance—0.8%
WSFS Financial Corp.	10,100	363,297

Trading Companies & Distributors—2.9%
CAI International, Inc. (a)	35,000	478,450
DXP Enterprises, Inc. (a)	29,100	528,165
Titan Machinery, Inc. (a)	24,700	369,018

		1,375,633

Total Common Stock (cost—$43,740,153)		47,621,322

Schedule of Investments—(continued)

Allianz AGIC Micro Cap Fund

August 31, 2010 (unaudited)

	Principal Amount (000s)	Value*
Repurchase Agreement—3.7%
State Street Bank & Trust Co., dated 8/31/10, 0.01%, due 9/1/10, proceeds $1,779,000; collateralized by U.S. Treasury Notes, 3.125%, due 4/30/17, valued at $1,816,182, including accrued interest (cost—$1,779,000)	$1,779	$1,779,000

Total Investments (cost—$45,519,153)—102.9%		49,400,322

Liabilities in excess of other assets—(2.9)%		(1,398,308)

Net Assets—100.0%		$48,002,014

Notes to Schedule of Investments:

(a)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

Schedule of Investments

Allianz AGIC Small to Mid Cap Growth Fund

August 31, 2010 (unaudited)

	Shares	Value*
COMMON STOCK—98.4%
Aerospace & Defense—0.8%
Spirit Aerosystems Holdings, Inc., Class A (a)	1,000	$19,340

Air Freight & Logistics—0.9%
UTI Worldwide, Inc.	1,500	21,015

Biotechnology—2.9%
Alexion Pharmaceuticals, Inc. (a)	430	24,282
BioMarin Pharmaceutical, Inc. (a)	900	18,261
Human Genome Sciences, Inc. (a)	500	14,545
United Therapeutics Corp. (a)	200	9,244

		66,332

Capital Markets—0.6%
Och-Ziff Capital Management Group LLC	1,100	13,706

Chemicals—7.5%
Ashland, Inc.	400	18,584
Celanese Corp., Ser. A	800	21,360
CF Industries Holdings, Inc.	200	18,500
Cytec Industries, Inc.	400	18,972
Ferro Corp. (a)	2,000	21,400
Kraton Performance Polymers, Inc. (a)	1,100	29,722
PolyOne Corp. (a)	1,800	17,550
Terra Nitrogen Co. L.P. (a)	200	17,722
TPC Group, Inc. (a)	400	6,952

		170,762

Commercial Banks—1.4%
Comerica, Inc.	500	17,205
Zions Bancorporation	800	14,744

		31,949

Commercial Services & Supplies—1.5%
Deluxe Corp.	1,100	18,403
RR Donnelley & Sons Co.	1,000	15,145

		33,548

Communications Equipment—2.7%
ADTRAN, Inc.	700	22,001
Ciena Corp. (a)	900	11,223
JDS Uniphase Corp. (a)	1,600	14,704
Oclaro, Inc. (a)	1,400	14,336

		62,264

Computers & Peripherals—0.7%
Xyratex Ltd. (a)	1,400	16,856

Construction & Engineering—0.8%
Chicago Bridge & Iron Co. NV (a)	800	17,424

Containers & Packaging—0.8%
Packaging Corp. of America	800	17,832

	Shares	Value*
Diversified Consumer Services—0.5%
Universal Technical Institute, Inc.	800	$12,360

Diversified Financial Services—1.0%
Portfolio Recovery Associates, Inc. (a)	350	22,295

Diversified Telecommunication Services—1.5%
Atlantic Tele-Network, Inc.	400	17,060
TW Telecom, Inc. (a)	1,000	17,535

		34,595

Electrical Equipment—1.6%
Babcock & Wilcox Co. (a)	750	16,800
Belden, Inc.	900	19,710

		36,510

Electronic Equipment, Instruments & Components—1.9%
OSI Systems, Inc. (a)	700	20,706
SMART Modular Technologies WWH, Inc. (a)	2,500	11,725
Vishay Intertechnology, Inc. (a)	1,400	10,766

		43,197

Energy Equipment & Services—3.1%
Complete Production Services, Inc. (a)	1,000	17,640
McDermott International, Inc. (a)	1,200	15,384
Newpark Resources, Inc. (a)	2,500	21,825
RPC, Inc.	900	14,679

		69,528

Food & Staples Retailing—0.9%
United Natural Foods, Inc. (a)	600	20,844

Food Products—1.6%
B&G Foods, Inc.	1,700	18,156
SunOpta, Inc. (a)	3,600	18,864

		37,020

Health Care Equipment & Supplies—2.2%
Edwards Lifesciences Corp. (a)	300	17,271
Hill-Rom Holdings, Inc.	500	16,050
Resmed, Inc. (a)	560	16,878

		50,199

Health Care Providers & Services—2.7%
DaVita, Inc. (a)	300	19,386
Health Management Associates, Inc., Class A (a)	2,300	14,375
Healthsouth Corp. (a)	900	14,634
RehabCare Group, Inc. (a)	800	13,248

		61,643

Hotels, Restaurants & Leisure—2.5%
Gaylord Entertainment Co. (a)	800	20,928

Schedule of Investments—(continued)

Allianz AGIC Small to Mid Cap Growth Fund

August 31, 2010 (unaudited)

	Shares	Value*
Ruby Tuesday, Inc. (a)	1,700	$15,657
Wyndham Worldwide Corp.	900	20,871

		57,456

Household Durables—1.6%
Jarden Corp.	600	16,164
Newell Rubbermaid, Inc.	1,300	19,526

		35,690

Industrial Conglomerates—0.8%
Textron, Inc.	1,100	18,777

Internet & Catalog Retail—0.7%
HSN, Inc. (a)	600	15,774

Internet Software & Services—1.8%
IAC/InterActiveCorp. (a)	1,000	24,790
support.com, Inc. (a)	4,300	16,340

		41,130

IT Services—1.5%
Alliance Data Systems Corp. (a)	300	16,857
VeriFone Holdings, Inc. (a)	700	16,926

		33,783

Life Sciences Tools & Services—1.2%
Bruker Corp. (a)	1,200	14,268
Parexel International Corp. (a)	700	13,923

		28,191

Machinery—4.6%
AGCO Corp. (a)	600	19,830
ArvinMeritor, Inc. (a)	1,100	14,377
Flowserve Corp.	200	17,876
NACCO Industries, Inc., Class A	200	15,508
SPX Corp.	300	16,818
WABCO Holdings, Inc. (a)	600	21,156

		105,565

Marine—0.8%
Navios Maritime Holdings, Inc.	3,300	17,490

Media—2.9%
Interpublic Group of Cos., Inc. (a)	2,400	20,472
Liberty Media Corp.—Capital, Ser. A (a)	600	27,048
Liberty Media Corp.—Starz, Ser. A (a)	300	17,922

		65,442

Metals & Mining—0.9%
Walter Energy, Inc.	300	21,612

Multiline Retail—0.8%
Dollar Tree, Inc. (a)	400	18,132

	Shares	Value*
Oil, Gas & Consumable Fuels—4.7%
Atlas Pipeline Partners L.P. (a)	1,200	$20,448
Berry Petroleum Co., Class A	700	19,005
Georesources, Inc. (a)	1,200	18,132
Northern Oil and Gas, Inc. (a)	1,200	16,848
PetroHawk Energy Corp. (a)	900	13,608
Swift Energy Co. (a)	700	18,865

		106,906

Personal Products—1.0%
Herbalife Ltd.	400	22,232

Pharmaceuticals—3.3%
Biovail Corp.	1,300	29,731
Endo Pharmaceuticals Holdings, Inc. (a)	700	19,019
Mylan, Inc. (a)	900	15,444
Salix Pharmaceuticals Ltd. (a)	300	11,358

		75,552

Professional Services—0.7%
Korn/Ferry International (a)	1,300	16,926

Real Estate Management & Development—2.7%
Altisource Portfolio Solutions S.A. (a)	800	21,200
CB Richard Ellis Group, Inc., Class A (a)	1,300	21,346
Forest City Enterprises, Inc., Class A (a)	1,600	18,032

		60,578

Road & Rail—1.5%
Avis Budget Group, Inc. (a)	1,500	13,680
Genesee & Wyoming, Inc., Class A (a)	500	19,405

		33,085

Semiconductors & Semiconductor Equipment—6.5%
Advanced Energy Industries, Inc. (a)	1,100	15,521
Brooks Automation, Inc. (a)	2,700	18,306
Integrated Silicon Solution, Inc. (a)	2,000	13,260
Novellus Systems, Inc. (a)	800	18,640
Photronics, Inc. (a)	3,600	15,480
Renesola Ltd. ADR (a)	2,200	19,294
Skyworks Solutions, Inc. (a)	1,040	18,574
Teradyne, Inc. (a)	1,450	13,021
Varian Semi-conductor Equipment Associates, Inc. (a)	600	14,892

		146,988

Software—9.1%
Ariba, Inc. (a)	1,300	20,111
Cadence Design Systems, Inc. (a)	1,900	12,951
Compuware Corp. (a)	2,300	16,514

Schedule of Investments—(continued)

Allianz AGIC Small to Mid Cap Growth Fund

August 31, 2010 (unaudited)

	Shares	Value*
Informatica Corp. (a)	600	$19,296
Magma Design Automation, Inc. (a)	5,900	18,526
Mentor Graphics Corp. (a)	2,000	18,180
Nuance Communications, Inc. (a)	1,270	18,644
Red Hat, Inc. (a)	600	20,730
Rovi Corp. (a)	570	24,801
TIBCO Software, Inc. (a)	1,300	18,837
Verint Systems, Inc. (a)	800	18,864

		207,454

Specialty Retail—2.2%
Collective Brands, Inc. (a)	200	2,586
JOS A Bank Clothiers, Inc. (a)	450	16,438
OfficeMax, Inc. (a)	1,300	12,662
PetSmart, Inc.	600	19,134

		50,820

Textiles, Apparel & Luxury Goods—1.6%
Hanesbrands, Inc. (a)	800	19,152
Phillips-Van Heusen Corp.	400	18,272

		37,424

Thrifts & Mortgage Finance—1.8%
MGIC Investment Corp. (a)	2,600	18,772
Ocwen Financial Corp. (a)	2,500	22,725

		41,497

Trading Companies & Distributors—2.3%
Aircastle Ltd.	2,200	17,182
TAL International Group, Inc.	700	14,924
WESCO International, Inc. (a)	600	19,368

		51,474

Transportation Infrastructure—0.5%
Aegean Marine Petroleum Network, Inc.	700	10,423

Wireless Telecommunication Services—2.8%
NII Holdings, Inc. (a)	600	21,750
SBA Communications Corp., Class A (a)	600	21,480
Syniverse Holdings, Inc. (a)	1,000	20,570

		63,800

Total Investments (cost—$2,138,489)—98.4%		2,243,420

Other assets less liabilities—1.6%		35,844

Net Assets—100.0%		$2,279,264

Notes to Schedule of Investments:

(a)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

Schedule of Investments

Allianz AGIC Ultra Micro Cap Fund

August 31, 2010 (unaudited)

	Shares	Value*
COMMON STOCK—97.4%
Aerospace & Defense—2.4%
CPI Aerostructures, Inc. (a)	4,500	$45,090
LMI Aerospace, Inc. (a)	2,200	33,286

		78,376

Auto Components—3.6%
Motorcar Parts of America, Inc. (a)	5,300	37,206
SORL Auto Parts, Inc. (a)	3,400	29,104
Stoneridge, Inc. (a)	6,000	51,780

		118,090

Biotechnology—0.4%
OncoGenex Pharmaceutical, Inc. (a)	1,100	14,102

Chemicals—1.8%
KMG Chemicals, Inc.	3,400	45,186
Zagg, Inc. (a)	3,800	13,110

		58,296

Commercial Banks—4.2%
Eagle Bancorp, Inc. (a)	2,600	28,314
First Merchants Corp.	4,700	36,331
Lakeland Bancorp, Inc.	4,500	35,640
Sun Bancorp, Inc. (a)	7,600	38,000

		138,285

Commercial Services & Supplies—2.6%
Ceco Environmental Corp. (a)	5,700	32,718
Metalico, Inc. (a)	8,390	26,261
Multi-Color Corp.	1,900	27,170

		86,149

Communications Equipment—4.4%
Alliance Fiber Optic Products, Inc.	4,000	34,360
AudioCodes Ltd. (a)	12,579	33,083
Occam Networks, Inc. (a)	5,600	26,040
Silicom Ltd. (a)	4,200	50,316

		143,799

Computers & Peripherals—0.7%
Hypercom Corp. (a)	7,400	23,162

Containers & Packaging—0.8%
Northern Technologies International Corp. (a)	2,600	25,324

Diversified Financial Services—1.0%
Marlin Business Services Corp. (a)	3,400	33,150

Electrical Equipment—3.3%
Coleman Cable, Inc. (a)	6,300	33,516
PowerSecure International, Inc. (a)	6,000	49,680
Satcon Technology Corp. (a)	8,400	26,124

		109,320

	Shares	Value*
Electronic Equipment, Instruments & Components—7.1%
DDi Corp.	4,300	$33,626
Keithley Instruments, Inc.	4,900	45,325
LeCroy Corp. (a)	6,900	37,122
Measurement Specialties, Inc. (a)	3,400	50,388
Richardson Electronics Ltd.	4,000	35,200
Spectrum Control, Inc. (a)	2,800	33,068

		234,729

Food Products—1.2%
Inventure Foods, Inc. (a)	11,200	38,640

Health Care Equipment & Supplies—3.7%
Antares Pharma, Inc. (a)	20,300	29,435
LeMaitre Vascular, Inc. (a)	5,600	40,040
Vascular Solutions, Inc. (a)	4,120	51,541

		121,016

Health Care Providers & Services—5.7%
America Service Group, Inc.	1,920	26,323
American Dental Partners, Inc. (a)	2,400	25,632
BioScrip, Inc. (a)	5,000	24,300
Continucare Corp. (a)	9,900	32,175
Integramed America, Inc. (a)	4,540	42,131
U.S. Physical Therapy, Inc. (a)	2,410	38,633

		189,194

Hotels, Restaurants & Leisure—1.3%
Caribou Coffee Co., Inc. (a)	4,700	44,039

Household Durables—3.1%
Kid Brands, Inc. (a)	4,800	39,216
Lifetime Brands, Inc. (a)	4,700	64,108

		103,324

Internet Software & Services—2.8%
Internap Network Services Corp. (a)	7,600	31,274
Saba Software, Inc. (a)	6,300	32,886
support.com, Inc. (a)	7,100	26,980

		91,140

IT Services—6.1%
Computer Task Group, Inc. (a)	4,100	25,748
Diamond Management & Technology Consultants, Inc.	4,300	53,707
Hackett Group, Inc. (a)	9,400	37,224
Lionbridge Technologies, Inc. (a)	7,300	32,558
PRGX Global, Inc. (a)	4,800	24,960
WidePoint Corp. (a)	35,400	26,904

		201,101

Leisure Equipment & Products—1.6%
Summer Infant, Inc. (a)	6,700	51,523

Machinery—2.8%
Hawk Corp., Class A (a)	1,300	47,632
NN, Inc. (a)	6,200	45,880

		93,512

Schedule of Investments—(continued)

Allianz AGIC Ultra Micro Cap Fund

August 31, 2010 (unaudited)

	Shares	Value*
Media—1.1%
Ballantyne Strong, Inc. (a)	4,700	$36,895

Metals & Mining—0.8%
WHX Corp. (a)	3,300	27,621

Oil, Gas & Consumable Fuels—4.8%
Abraxas Petroleum Corp. (a)	18,100	43,621
Approach Resources, Inc. (a)	3,000	26,029
Georesources, Inc. (a)	2,600	39,286
Magnum Hunter Resources Corp. (a)	12,900	49,794

		158,730

Paper & Forest Products—0.8%
Neenah Paper, Inc.	1,700	25,024

Professional Services—2.5%
Barrett Business Services, Inc.	2,800	37,044
Hudson Highland Group, Inc. (a)	5,750	17,250
National Technical Systems, Inc.	4,200	29,820

		84,114

Road & Rail—3.2%
Celadon Group, Inc. (a)	3,226	37,776
PAM Transportation Services, Inc. (a)	2,600	29,146
Quality Distribution, Inc. (a)	8,650	40,396

		107,318

Semiconductors & Semiconductor Equipment—9.6%
Amtech Systems, Inc. (a)	2,600	35,412
AXT, Inc. (a)	10,600	57,452
Integrated Silicon Solution, Inc. (a)	4,100	27,183
Mindspeed Technologies, Inc. (a)	7,100	45,440
MIPS Technologies, Inc. (a)	8,600	56,674
Nanometrics, Inc. (a)	2,000	26,500
PDF Solutions, Inc. (a)	7,600	26,296
Ultra Clean Holdings (a)	5,000	42,350

		317,307

Software—4.0%
Allot Communications Ltd. (a)	6,300	31,374
Evolving Systems, Inc.	4,900	32,830
Magma Design Automation, Inc. (a)	11,900	37,366
SRS Labs, Inc. (a)	3,500	31,395

		132,965

Specialty Retail—1.0%
Shoe Carnival, Inc. (a)	2,100	34,713

Textiles, Apparel & Luxury Goods—3.2%
LJ International, Inc. (a)	8,300	28,054
Perry Ellis International, Inc. (a)	2,200	40,392
RG Barry Corp.	3,500	37,835

		106,281

	Shares	Value*
Thrifts & Mortgage Finance—0.8%
BofI Holding, Inc. (a)	2,300	$26,082

Trading Companies & Distributors—5.0%
Aceto Corp.	4,100	23,124
CAI International, Inc. (a)	5,000	68,350
DXP Enterprises, Inc. (a)	2,400	43,560
Titan Machinery, Inc. (a)	2,100	31,374

		166,408

Total Common Stock (cost—$3,049,044)		3,219,729

	Principal Amount (000s)
Repurchase Agreement—3.2%
State Street Bank & Trust Co., dated 8/31/10, 0.01%, due 9/1/10, proceeds $107,000; collateralized by U.S. Treasury Notes, 3.125%, due 4/30/17, valued at $114,534, including accrued interest (cost—$107,000)	$107	107,000

Total Investments (cost—$3,156,044)—100.6%		3,326,729

Liabilities in excess of other assets—(0.6)%		(19,316)

Net Assets—100.0%		$3,307,413

Notes to Schedule of Investments:

(a)	Non-income producing.

Schedule of Investments

Allianz NFJ Global Dividend Value Fund

August 31, 2010 (unaudited)

	Shares	Value*
COMMON STOCK—98.5%
Australia—3.8%
BHP Billiton Ltd.	9,000	$298,601
Telstra Corp. Ltd.	116,000	284,909

		583,510

Belgium—1.9%
Delhaize Group S.A.	4,500	300,764

Brazil—4.0%
Banco Bradesco S.A. ADR	17,900	315,577
Cia de Saneamento Basico do Estado de Sao Paulo ADR	7,900	300,200

		615,777

Canada—4.0%
Toronto-Dominion Bank	4,700	317,297
TransCanada Corp.	8,600	306,504

		623,801

China—2.0%
China Mobile Ltd. ADR	6,000	307,920

France—7.7%
Sanofi-Aventis S.A.	10,700	612,535
Total S.A.	12,400	576,779

		1,189,314

Germany—1.9%
Siemens AG	3,200	290,073

Israel—1.9%
Elbit Systems Ltd.	5,900	291,696

Japan—2.1%
Mitsubishi Corp.	14,900	319,268

Korea (Republic of)—6.1%
POSCO	800	324,180
SK Telecom Co., Ltd.	4,600	621,948

		946,128

Norway—2.0%
Seadrill Ltd.	13,600	314,403

Russia—1.9%
Lukoil OAO ADR	5,700	301,245

Spain—2.0%
Banco Santander S.A.	26,142	304,405

Sweden—1.9%
Svenska Cellulosa AB, Class B	22,100	292,751

	Shares	Value*
Switzerland—2.0%
Zurich Financial Services AG	1,400	$311,099

Turkey—2.3%
Turkcell Iletisim Hizmet AS ADR	22,300	353,455

United Kingdom—11.6%
AstraZeneca PLC	6,100	299,848
BAE Systems PLC	62,400	280,931
Diageo PLC	18,100	294,204
Marks & Spencer Group PLC	60,600	320,184
Pearson PLC	20,700	306,957
Unilever PLC	11,300	297,697

		1,799,821

United States—39.4%
Altria Group, Inc.	13,700	305,784
Annaly Capital Management, Inc., REIT	37,000	643,060
Axis Capital Holdings Ltd.	10,400	321,152
CenturyLink, Inc.	8,607	311,229
ConocoPhillips	5,800	304,094
Diamond Offshore Drilling, Inc.	4,800	279,264
Edison International	9,100	307,125
Goldman Sachs Group, Inc.	2,200	301,268
Intel Corp.	16,400	290,608
International Business Machines Corp.	2,500	308,075
KBR, Inc.	14,200	329,440
Kimberly-Clark Corp.	4,700	302,680
Marathon Oil Corp.	9,800	298,802
Microsoft Corp.	12,900	302,892
Pfizer, Inc.	19,700	313,821
RenaissanceRe Holdings Ltd.	5,400	306,666
V.F. Corp.	4,000	282,480
Waste Management, Inc.	9,100	301,119
Xerox Corp.	35,400	298,776

		6,108,335

Total Common Stock (cost—$15,514,130)		15,253,765

Schedule of Investments—(continued)

Allianz NFJ Global Dividend Value Fund

August 31, 2010 (unaudited)

	Principal Amount (000s)	Value*
Repurchase Agreement—1.5%
State Street Bank & Trust Co., dated 8/31/10, 0.01%, due 9/1/10, proceeds $233,000; collateralized by U.S. Treasury Notes, 3.125%, due 4/30/17, valued at $239,976, including accrued interest (cost—$233,000)	$233	$233,000

Total Investments (cost—$15,747,130) (a)—100.0%		15,486,765

Other assets less liabilities—0.0%		4,845

Net Assets—100.0%		$15,491,610

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $6,651,536, representing 42.9% of net assets were valued utilizing modeling tools provided by a third-party vendor.

Glossary:

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

Schedule of Investments

Allianz RCM All Horizons Fund

August 31, 2010 (unaudited)

	Shares	Value*
COMMON STOCK—85.6%
Australia—6.9%
Australia & New Zealand Banking Group Ltd.	3,122	$63,048
Dart Energy Ltd. (b)	14,478	10,176
White Energy Co., Ltd. (b)	19,596	60,077

		133,301

Canada—5.5%
Potash Corp. of Saskatchewan, Inc.	244	35,924
Romarco Minerals, Inc. (b)	11,391	19,121
Suncor Energy, Inc.	1,678	50,843

		105,888

China—2.7%
China Merchants Bank Co., Ltd.	20,500	53,018

France—4.3%
BNP Paribas	854	52,906
LVMH Moet Hennessy Louis Vuitton S.A.	262	30,355

		83,261

Japan—6.0%
Canon, Inc.	1,300	53,223
Nidec Corp.	700	61,653

		114,876

Netherlands—6.8%
Koninklijke Philips Electronics NV	2,446	68,162
TNT NV	2,459	62,151

		130,313

Spain—5.9%
Banco Santander S.A.	3,970	46,228
Inditex S.A.	1,023	68,032

		114,260

Switzerland—3.5%
Tyco International Ltd.	1,800	67,104

United Kingdom—7.3%
BHP Billiton PLC	1,975	55,074
British Airways PLC (b)	13,116	42,191
TUI Travel PLC	13,985	43,025

		140,290

United States—36.7%
Abbott Laboratories	1,083	53,435
Alpha Natural Resources, Inc. (b)	1,170	43,442
Anadarko Petroleum Corp.	776	35,688
Cameron International Corp. (b)	955	35,125
Cisco Systems, Inc. (b)	2,341	46,937
Edwards Lifesciences Corp. (b)	917	52,792
Estee Lauder Cos., Inc., Class A	1,469	82,367
Freeport-McMoRan Copper & Gold, Inc.	539	38,797
Human Genome Sciences, Inc. (b)	1,547	45,002

	Shares	Value*
Marathon Oil Corp.	1,952	$59,516
Prudential Financial, Inc.	819	41,417
Southwestern Energy Co. (b)	1,058	34,618
Vertex Pharmaceuticals, Inc. (b)	1,734	57,812
Wells Fargo & Co.	1,956	46,064
Zions Bancorporation	1,829	33,708

		706,720

Total Common Stock (cost—$1,669,936)		1,649,031

	Principal Amount (000s)
Repurchase Agreement—14.6%
State Street Bank & Trust Co., dated 8/31/10, 0.01%, due 9/1/10, proceeds $281,000; collateralized by U.S. Treasury Notes, 3.125%, due 4/30/17, valued at $289,062, including accrued interest (cost—$281,000)	$281	281,000

Total Investments (cost—$1,950,936) (a)—100.2%		1,930,031

Liabilities in excess of other assets—(0.2)%		(3,687)

Net Assets—100.0%		$1,926,344

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $759,143, representing 39.4% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Non-income producing.

Schedule of Investments

Allianz RCM China Equity Fund

August 31, 2010 (unaudited)

	Shares	Value*
COMMON STOCK—97.1%
Bermuda—1.1%
Pou Sheng International Holdings Ltd. (b)	257,000	$35,477

China—60.2%
Angang Steel Co., Ltd.	24,000	34,296
Anhui Conch Cement Co., Ltd.	24,000	86,134
Bank of China Ltd.	246,000	124,280
BBMG Corp.	61,000	78,713
China Coal Energy Co., Ltd.	81,000	115,352
China Construction Bank Corp.	267,000	221,615
China Everbright International Ltd.	196,000	88,354
China Life Insurance Co., Ltd.	66,000	253,536
China Merchants Bank Co., Ltd.	12,000	31,035
China Mobile Ltd.	12,500	127,753
China National Materials Co., Ltd.	139,000	107,077
China Railway Group Ltd.	120,000	87,678
China Telecom Corp. Ltd.	100,000	48,744
CSR Corp. Ltd.	86,000	73,105
Industrial & Commercial Bank of China	333,000	243,189
Tingyi Cayman Islands Holding Corp.	32,000	81,147
Vinda International Holdings Ltd.	97,000	99,877
Wumart Stores, Inc.	16,000	33,756
ZTE Corp.	18,800	69,988

		2,005,629

Hong Kong—35.8%
Beijing Enterprises Holdings Ltd.	17,500	123,985
Brilliance China Automotive Holdings Ltd. (b)	314,000	134,328
China Foods Ltd.	48,000	36,215
CNOOC Ltd.	117,000	201,248
Digital China Holdings Ltd.	88,000	137,686
GZI Transportation Ltd.	120,000	61,937
Hong Kong Exchange & Clearing Ltd.	4,000	63,100
Poly Hong Kong Investments Ltd.	47,000	50,461
Sa Sa International Holdings Ltd.	104,000	71,568
Wasion Group Holdings Ltd.	46,000	33,804
Wynn Macau Ltd. (b)	36,400	63,170
Zhongsheng Group Holdings Ltd. (b)	71,000	124,606
Zhuzhou CSR Times Electric Co., Ltd.	35,000	91,407

		1,193,515

Total Common Stock (cost—$2,928,506)		3,234,621

	Principal Amount (000s)	Value*
Repurchase Agreement—4.3%
State Street Bank & Trust Co., dated 8/31/10, 0.01%, due 9/1/10, proceeds $145,000; collateralized by U.S. Treasury Notes, 3.125%, due 4/30/17, valued at $152,712, including accrued interest (cost—$145,000)	$145	$145,000

Total Investments (cost—$3,073,506) (a)—101.4%		3,379,621

Liabilities in excess of other assets—(1.4)%		(47,214)

Net Assets—100.0%		$3,332,407

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $3,033,373, representing 91.0% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Non-income producing.

Schedule of Investments

Allianz RCM Disciplined Equity Fund

August 31, 2010 (unaudited)

	Shares	Value*
COMMON STOCK—97.2%
Aerospace & Defense—7.7%
Boeing Co.	10,460	$639,420
Lockheed Martin Corp.	6,380	443,538
Raytheon Co.	5,100	223,992

		1,306,950

Beverages—2.6%
PepsiCo, Inc.	6,900	442,842

Biotechnology—3.6%
Amgen, Inc. (a)	7,910	403,726
Genzyme Corp. (a)	2,880	201,917

		605,643

Capital Markets—3.6%
Morgan Stanley	7,000	172,830
Northern Trust Corp.	5,350	246,849
SEI Investments Co.	11,050	195,585

		615,264

Chemicals—1.8%
Air Products & Chemicals, Inc.	4,220	312,407

Commercial Banks—2.4%
U.S. Bancorp	9,140	190,112
Wells Fargo & Co.	9,400	221,370

		411,482

Communications Equipment—4.9%
Cisco Systems, Inc. (a)	23,500	471,175
QUALCOMM, Inc.	9,700	371,607

		842,782

Computers & Peripherals—3.3%
Apple, Inc. (a)	1,250	304,213
EMC Corp. (a)	13,780	251,347

		555,560

Diversified Financial Services—3.6%
Bank of America Corp.	20,870	259,831
JPMorgan Chase & Co.	9,780	355,601

		615,432

Diversified Telecommunication Services—4.5%
AT&T, Inc.	15,900	429,777
Verizon Communications, Inc.	11,450	337,890

		767,667

Electronic Equipment, Instruments & Components—3.5%
Corning, Inc.	22,900	359,072
FLIR Systems, Inc. (a)	9,200	231,104

		590,176

Energy Equipment & Services—6.6%
Cameron International Corp. (a)	8,800	323,664
National-Oilwell Varco, Inc.	10,170	382,290
Schlumberger Ltd.	7,930	422,907

		1,128,861

	Shares	Value*
Food & Staples Retailing—4.0%
Walgreen Co.	5,050	$135,744
Wal-Mart Stores, Inc.	10,930	548,030

		683,774

Food Products—2.5%
Archer-Daniels-Midland Co.	14,100	433,998

Health Care Equipment & Supplies—4.5%
Baxter International, Inc.	4,950	210,672
Medtronic, Inc.	10,530	331,484
Varian Medical Systems, Inc. (a)	4,370	232,659

		774,815

Hotels, Restaurants & Leisure—1.5%
McDonald’s Corp.	2,050	149,773
Starbucks Corp.	4,610	105,984

		255,757

Household Products—2.7%
Procter & Gamble Co.	7,800	465,426

Industrial Conglomerates—3.2%
General Electric Co.	38,000	550,240

Insurance—2.9%
Chubb Corp.	4,090	225,441
MetLife, Inc.	7,210	271,096

		496,537

Internet Software & Services—2.0%
eBay, Inc. (a)	14,800	343,952

Machinery—0.7%
Caterpillar, Inc.	1,920	125,107

Metals & Mining—2.6%
Freeport-McMoRan Copper & Gold, Inc.	6,050	435,479

Oil, Gas & Consumable Fuels—7.2%
Chevron Corp.	6,680	495,389
Exxon Mobil Corp.	12,100	715,836
Williams Cos., Inc.	400	7,237

		1,218,462

Pharmaceuticals—6.6%
Johnson & Johnson	13,960	795,999
Pfizer, Inc.	20,200	321,786

		1,117,785

Semiconductors & Semiconductor Equipment—4.0%
Intel Corp.	21,100	373,892
Texas Instruments, Inc.	13,100	301,693

		675,585

Schedule of Investments—(continued)

Allianz RCM Disciplined Equity Fund

August 31, 2010 (unaudited)

	Shares	Value*
Software—4.7%
Activision Blizzard, Inc.	20,300	$217,007
Adobe Systems, Inc. (a)	8,650	240,124
Autodesk, Inc. (a)	7,700	213,675
Intuit, Inc. (a)	3,050	130,540

		801,346

Total Common Stock (cost—$16,399,404)		16,573,329

	Principal Amount (000s)
Repurchase Agreement—2.9%
State Street Bank & Trust Co., dated 8/31/10, 0.01%, due 9/1/10, proceeds $488,000; collateralized by U.S. Treasury Notes, 3.125%, due 4/30/17, valued at $501,768, including accrued interest (cost—$488,000)	$488	488,000

Total Investments (cost—$16,887,404)—100.1%		17,061,329

Liabilities in excess of other assets—(0.1)%		(9,525)

Net Assets—100.0%		$17,051,804

Notes to Schedule of Investments:

(a)	Non-income producing.

Schedule of Investments

Allianz RCM Global EcoTrendsSM Fund

August 31, 2010 (unaudited)

	Shares	Value*
COMMON STOCK—99.3%
Australia—1.6%
Sims Metal Management Ltd.	70,859	$1,048,674

Austria—2.7%
Andritz AG	29,768	1,806,852

Canada—1.0%
Stantec, Inc. (c)	28,075	677,159

China—6.2%
Guangdong Investment Ltd.	3,234,000	1,589,609
Renesola Ltd. (c)	188,696	815,979
Suntech Power Holdings Co., Ltd. ADR (c)	121,000	936,540
Yingli Green Energy Holding Co., Ltd. ADR (c)	75,900	844,767

		4,186,895

Denmark—13.1%
Novozymes A/S, Class B	35,757	4,183,782
Vestas Wind Systems A/S (c)	123,592	4,569,407

		8,753,189

Finland—1.9%
Outotec Oyj	37,024	1,242,095

France—4.6%
Bureau Veritas S.A.	21,253	1,291,801
EDF Energies Nouvelles S.A.	29,548	1,147,629
Suez Environnement Co.	39,514	633,925

		3,073,355

Germany—8.9%
Aixtron AG	87,764	2,167,392
Rational AG	5,344	968,084
Siemens AG	9,288	841,937
SMA Solar Technology AG	7,729	833,441
Wacker Chemie AG	7,420	1,125,583

		5,936,437

Hong Kong—2.1%
Nine Dragons Paper Holdings Ltd.	1,006,000	1,392,876

Ireland—1.4%
Kingspan Group PLC (c)	137,134	944,481

Japan—5.5%
Honda Motor Co., Ltd.	17,500	579,639
Horiba Ltd.	36,900	880,882
Kurita Water Industries Ltd.	85,900	2,256,657

		3,717,178

Netherlands—1.3%
Arcadis NV	43,788	887,134

	Shares	Value*
Norway—0.7%
Renewable Energy Corp. ASA (c)	186,067	$476,629

Philippines—1.1%
Energy Development Corp.	7,095,593	728,853

Spain—5.3%
EDP Renovaveis S.A. (c)	88,766	493,709
Gamesa Corp. Tecnologica S.A. (c)	350,646	2,349,705
Iberdrola Renovables S.A.	221,291	722,823

		3,566,237

Switzerland—1.6%
ABB Ltd. (c)	56,335	1,087,402

Taiwan—2.7%
Epistar Corp.	148,000	381,748
Epistar Corp. GDR (a)(d)	113,000	1,456,570

		1,838,318

United Kingdom—7.6%
Aveva Group PLC	60,411	1,317,106
Ceres Power Holdings PLC (c)	207,242	240,762
eaga PLC	362,509	567,081
Hansen Transmissions International NV (c)	1,014,187	894,360
RPS Group PLC	303,351	790,739
Spectris PLC	93,913	1,261,981

		5,072,029

United States—30.0%
Covanta Holding Corp.	36,701	528,861
Cree, Inc. (c)	44,435	2,379,050
Danaher Corp.	29,380	1,067,375
Eaton Corp.	16,540	1,149,199
EnerNOC, Inc. (c)	13,400	436,572
First Solar, Inc. (c)	16,706	2,135,862
Itron, Inc. (c)	27,291	1,473,714
ITT Corp.	28,897	1,228,123
Nalco Holding Co.	99,400	2,258,368
Ormat Technologies, Inc.	8,805	242,666
Range Resources Corp.	18,343	620,177
Southwestern Energy Co. (c)	15,227	498,228
Stericycle, Inc. (c)	39,598	2,593,669
Tetra Tech, Inc. (c)	53,473	970,535
Thermo Fisher Scientific, Inc. (c)	33,842	1,425,425
Veeco Instruments, Inc. (c)	35,005	1,163,216

		20,171,040

Total Common Stock (cost—$86,036,810)		66,606,833

Schedule of Investments—(continued)

Allianz RCM Global EcoTrendsSM Fund

August 31, 2010 (unaudited)

	Principal Amount (000s)	Value*
Repurchase Agreement—1.3%
State Street Bank & Trust Co., dated 8/31/10, 0.01%, due 9/1/10, proceeds $867,000; collateralized by U.S. Treasury Notes, 1.375%, due 5/15/12, valued at $887,400, including accrued interest (cost—$867,000)	$867	$867,000

Total Investments (cost—$86,903,810) (b)—100.6%		67,473,833

Liabilities in excess of other assets—(0.6)%		(412,886)

Net Assets—100.0%		$67,060,947

Notes to Schedule of Investments:

(a)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(b)	Securities with an aggregate value of $39,850,470, representing 59.4% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(c)	Non-income producing.
(d)	Fair-valued.

Glossary:

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

Schedule of Investments

Allianz RCM Global Water Fund

August 31, 2010 (unaudited)

	Shares	Value*
COMMON STOCK—99.8%
Austria—6.3%
Andritz AG	52,119	$3,163,508

Brazil—2.3%
Cia de Saneamento Basico do Estado de Sao Paulo ADR	30,854	1,172,452

Canada—2.0%
Stantec, Inc. (b)	41,072	990,643

China—3.9%
China Everbright International Ltd.	1,357,000	611,717
Guangdong Investment Ltd.	2,679,810	1,317,208

		1,928,925

France—5.7%
Suez Environnement Co.	85,128	1,365,712
Veolia Environnement	63,393	1,474,201

		2,839,913

Hong Kong—1.5%
China Water Affairs Group Ltd.	2,064,000	730,622

Japan—4.9%
Kurita Water Industries Ltd.	93,400	2,453,687

Netherlands—3.7%
Arcadis NV	90,671	1,836,972

Switzerland—9.8%
Geberit AG	30,602	4,922,182

United Kingdom—17.4%
Halma PLC	287,932	1,206,852
Pennon Group PLC	174,538	1,528,731
RPS Group PLC	546,494	1,424,535
Severn Trent PLC	100,367	1,989,900
United Utilities Group PLC	293,108	2,561,274

		8,711,292

United States—42.3%
Aqua America, Inc.	98,081	1,949,850
Badger Meter, Inc.	19,378	722,799
Calgon Carbon Corp. (b)	86,934	1,084,936
Danaher Corp.	86,066	3,126,778
IDEX Corp.	67,381	2,007,280
Insituform Technologies, Inc., Class A (b)	78,086	1,589,831
ITT Corp.	78,316	3,328,430
Lindsay Corp.	8,061	297,209
Nalco Holding Co.	146,036	3,317,938

	Shares	Value*
Roper Industries, Inc.	13,095	$760,558
Tetra Tech, Inc. (b)	68,208	1,237,975
Valmont Industries, Inc.	7,709	516,734
Watts Water Technologies, Inc., Class A	40,689	1,222,298

		21,162,616

Total Common Stock (cost—$55,773,855)		49,912,812

	Principal Amount (000s)
Repurchase Agreement—0.3%
State Street Bank & Trust Co., dated 8/31/10, 0.01%, due 9/1/10, proceeds $152,000; collateralized by U.S. Treasury Notes, 3.125%, due 4/30/17, valued at $158,166, including accrued interest (cost—$152,000)	$152	152,000

Total Investments (cost—$55,925,855) (a)—100.1%		50,064,812

Liabilities in excess of other assets—(0.1)%		(31,927)

Net Assets—100.0%		$50,032,885

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $26,587,101 representing 53.1% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

Schedule of Investments

Allianz RCM International Opportunities Fund

August 31, 2010 (unaudited)

	Shares	Value*
COMMON STOCK—97.4%
Australia—2.4%
Australia & New Zealand Banking Group Ltd.	14,116	$285,069

Belgium—1.7%
Anheuser-Busch InBev NV	3,953	204,747

Brazil—4.0%
Itau Unibanco Holding S.A. ADR	10,770	232,309
Localiza Rent A Car S.A.	10,900	152,057
Petroleo Brasileiro S.A. ADR	2,502	83,442

		467,808

Canada—0.7%
Suncor Energy, Inc.	2,695	81,657

China—2.1%
Baidu, Inc. ADR (c)	1,400	109,802
China Life Insurance Co., Ltd.	35,000	134,451

		244,253

Denmark—1.4%
Novo Nordisk A/S, Class B	1,939	165,668

France—12.3%
Air Liquide S.A.	1,801	186,282
BNP Paribas	4,795	297,057
Eutelsat Communications	4,011	143,839
Gemalto NV	3,134	107,068
LVMH Moet Hennessy Louis Vuitton S.A.	2,679	310,384
Total S.A.	5,442	253,131
Vinci S.A.	3,610	157,592

		1,455,353

Germany—3.1%
BASF SE	3,903	205,281
Bayer AG	2,623	159,992

		365,273

Hong Kong—1.2%
CNOOC Ltd.	79,000	135,886

Israel—2.3%
Check Point Software Technologies Ltd. (c)	3,600	125,604
Teva Pharmaceutical Industries Ltd. ADR	3,000	151,740

		277,344

Italy—1.1%
Saipem SpA	3,689	128,404

Japan—19.2%
Canon, Inc.	4,800	196,514

	Shares	Value*
East Japan Railway Co.	1,800	$116,410
Hitachi Construction Machinery Co., Ltd.	6,900	137,275
Ibiden Co., Ltd.	4,700	113,399
Inpex Corp.	21	95,090
KDDI Corp.	25	120,566
Kubota Corp.	21,000	168,206
Mitsui & Co., Ltd.	13,700	178,340
Murata Manufacturing Co., Ltd.	2,000	95,018
Nidec Corp.	2,300	202,574
Shin-Etsu Chemical Co., Ltd.	3,000	138,881
Shionogi & Co., Ltd.	6,800	118,948
SMC Corp.	700	86,314
Sony Corp.	8,500	238,238
Sumitomo Mitsui Financial Group, Inc.	2,900	86,063
Toyota Motor Corp.	2,200	74,637
Yahoo! Japan Corp.	283	101,684

		2,268,157

Korea (Republic of)—1.2%
Samsung Electronics Co., Ltd. GDR (a)	450	141,525

Netherlands—4.3%
Koninklijke DSM NV	4,713	195,026
Koninklijke Philips Electronics NV	6,733	187,627
TNT NV	4,913	124,175

		506,828

Portugal—1.9%
Energias de Portugal S.A.	30,696	93,377
Galp Energia SGPS S.A., Class B	7,803	126,581

		219,958

Spain—4.1%
Banco Santander S.A.	22,622	263,417
Telefonica S.A.	9,906	218,941

		482,358

Sweden—3.6%
Atlas Copco AB, Class A	12,777	193,574
Hennes & Mauritz AB, Class B	6,970	227,139

		420,713

Switzerland—7.0%
ABB Ltd. (c)	10,412	200,977
Credit Suisse Group AG	2,068	90,441
Nestle S.A.	7,747	400,487
Sonova Holding AG	1,039	132,606

		824,511

Taiwan—2.1%
Hon Hai Precision Industry Co., Ltd. GDR	15,232	112,717
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	13,904	130,836

		243,553

Schedule of Investments —(continued)

Allianz RCM International Opportunities Fund

August 31, 2010 (unaudited)

	Shares	Value*
United Kingdom—21.7%
BG Group PLC	9,493	$152,047
BHP Billiton PLC	7,521	209,728
Centrica PLC	33,719	167,745
Compass Group PLC	19,634	160,074
HSBC Holdings PLC	42,436	415,647
Prudential PLC	15,188	131,746
Reckitt Benckiser Group PLC	4,228	210,733
Shire PLC	6,284	135,189
Standard Chartered PLC	11,651	311,141
Vodafone Group PLC	132,044	317,045
WPP PLC	15,326	151,516
Xstrata PLC	13,082	204,149

		2,566,760

Total Common Stock (cost—$11,207,991)		11,485,825

PREFERRED STOCK—2.4%
Germany—2.4%
Fresenius SE	2,145	152,199
Henkel AG & Co. KGaA	2,889	135,406

Total Preferred Stock (cost—$283,039)		287,605

Total Investments (cost—$11,491,030) (b)—99.8%		11,773,430

Other assets less liabilities—0.2%		28,434

Net Assets—100.0%		$11,801,864

Notes to Schedule of Investments:

(a)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(b)	Securities with an aggregate value of $10,315,855 representing 87.4% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(c)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services. Investments in underlying funds are valued at the closing net asset value per share of each underlying fund as reported on each business day.

Portfolio securities and other financial instruments for which market quotations are not readily available, or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees, or persons acting at their discretion pursuant to procedures established by the Board of Trustees. The Funds’ investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price. The market value for NASDAQ National Market and Small Cap Securities may also be calculated using the NASDAQ Official Closing Price instead of the last reported sales price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. Investments initially valued in currencies other than U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the net asset value (“NAV”) of each Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed.

The prices used by the Funds to value securities may differ from the value that would be realized if the securities were sold and the differences could be material. Each Fund’s NAV is determined as of the close of regular trading (normally 4:00 p.m., Eastern time) on the NYSE on each day the NYSE is open for business.

The prices of certain portfolio securities or other financial instruments may be determined at a time prior to the close of regular trading on the NYSE. When fair valuing securities, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time the Fund’s NAV is calculated. With respect to certain foreign securities, the Funds may fair-value securities using modeling tools provided by third-party vendors. The Funds have retained a statistical research service to assist in determining the fair value of foreign securities. This service utilizes statistics and programs based on historical performance of markets and other economic data to assist in making fair value estimates. Fair value estimates used by the Funds for foreign securities may differ from the value realized from the sale of those securities and the difference could be material. Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine each Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1 – quoted prices in active markets for identical investments that each Fund has the ability to access

•

Level 2 – valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•	Level 3 – valuations based on significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments)

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used.

The valuation techniques used by the Funds to measure fair value during the nine months ended August 31, 2010 maximized the use of observable inputs and minimized the use of unobservable inputs. When fair-valuing securities, the Funds utilized multi-dimensional relational pricing models and the estimation of the price that would have prevailed in a liquid market for an international equity given information available at the time of evaluation.

The inputs or methodology used for valuing securities is not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Fund generally uses to evaluate how to classify each major category of assets and liabilities in accordance with Generally Accepted Accounting Principles (“GAAP”).

Equity Securities (Common and Preferred Stock) – Equity securities traded in inactive markets and certain foreign equity securities are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

Corporate Bonds – Corporate bonds are generally comprised of two main categories consisting of investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and options adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of corporate bonds are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

Convertible Bonds – Convertible bonds are valued by independent pricing services based on various inputs and techniques, which include broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of convertible bonds are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

The Funds’ policy is to recognize transfers between levels at the end of the reporting period.

A summary of the inputs used at August 31, 2010 in valuing the Funds’ assets and liabilities is listed below:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 8/31/10
Allianz Global Investors Solutions 2015:
Investments in Securities - Assets
Allianz Funds	$816,545	—	—	$816,545
Allianz Funds Multi-Strategy Trust	541,201	—	—	541,201
Exchange-Traded Funds	218,534	—	—	218,534
PIMCO Funds	4,232,015	—	—	4,232,015

Total Investments	$5,808,295	—	—	$5,808,295

Allianz Global Investors Solutions 2020:
Investments in Securities - Assets
Allianz Funds	$803,462	—	—	$803,462
Allianz Funds Multi-Strategy Trust	572,680	—	—	572,680
Exchange-Traded Funds	183,508	—	—	183,508
PIMCO Funds	3,343,469	—	—	3,343,469

Total Investments	$4,903,119	—	—	$4,903,119

Allianz Global Investors Solutions 2030:
Investments in Securities - Assets
Allianz Funds	$1,496,913	—	—	$1,496,913
Allianz Funds Multi-Strategy Trust	1,165,704	—	—	1,165,704
Exchange-Traded Funds	78,426	—	—	78,426
PIMCO Funds	2,736,531	—	—	2,736,531

Total Investments	$5,477,574	—	—	$5,477,574

Allianz Global Investors Solutions 2040:
Investments in Securities - Assets
Allianz Funds	$1,837,128	—	—	$1,837,128
Allianz Funds Multi-Strategy Trust	1,336,174	—	—	1,336,174
Exchange-Traded Funds	96,438	—	—	96,438
PIMCO Funds	1,300,160	—	—	1,300,160

Total Investments	$4,569,900	—	—	$4,569,900

Allianz Global Investors Solutions 2050:
Investments in Securities - Assets
Allianz Funds	$1,822,750	—	—	$1,822,750
Allianz Funds Multi-Strategy Trust	1,337,311	—	—	1,337,311
Exchange-Traded Funds	91,284	—	—	91,284
PIMCO Funds	1,140,554	—	—	1,140,554

Total Investments	$4,391,899	—	—	$4,391,899

Allianz Global Investors Solutions Core Allocation:
Investments in Securities - Assets
Allianz Funds	$72,968,424	—	—	$72,968,424
Allianz Funds Multi-Strategy Trust	41,418,834	—	—	41,418,834
Exchange-Traded Funds	2,116,884	—	—	2,116,884
PIMCO Funds	84,509,361	—	—	84,509,361
Repurchase Agreement	—	$864,000	—	864,000

Total Investments	$201,013,503	$864,000	—	$201,877,503

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs		Value at 8/31/10
Allianz Global Investors Solutions Growth Allocation:
Investments in Securities - Assets
Allianz Funds	$2,037,542	—	—		$2,037,542
Allianz Funds Multi-Strategy Trust	1,511,233	—	—		1,511,233
Exchange-Traded Fund	98,814	—	—		98,814
PIMCO Funds	1,177,930	—	—		1,177,930

Total Investments	$4,825,519	—	—		$4,825,519

Allianz Global Investors Solutions Retirement Income:
Investments in Securities - Assets
Allianz Funds	$703,052	—	—		$703,052
Allianz Funds Multi-Strategy Trust	467,019	—	—		467,019
Exchange-Traded Funds	219,565	—	—		219,565
PIMCO Funds	4,618,879	—	—		4,618,879

Total Investments	$6,008,515	—	—		$6,008,515

Allianz AGIC Convertible:
Investments in Securities - Assets
Convertible Bonds	—	$359,783,153	—		$359,783,153
Convertible Preferred Stock:
Commercial Banks	—	5,263,354	—		5,263,354
Financial Services	—	11,005,557	—		11,005,557
All Other	$34,512,979	—	—		34,512,979
Repurchase Agreement	—	19,456,000	—		19,456,000

Total Investments	$34,512,979	$395,508,064	—		$430,021,043

Allianz AGIC Emerging Growth:
Investments in Securities - Assets
Common Stock	$17,561,678	—	—		$17,561,678
Repurchase Agreement	—	$660,000	—		660,000

Total Investments	$17,561,678	$660,000	—		$18,221,678

Allianz AGIC High Yield Bond:
Investments in Securities - Assets
Corporate Bonds & Notes	—	$66,797,111	—		$66,797,111
Repurchase Agreement	—	2,168,000	—		2,168,000

Total Investments	—	$68,965,111	—		$68,965,111

Allianz AGIC International Growth:
Investments in Securities - Assets
Common Stock:
Belgium	$1,298,328	$2,855,041	—		$4,153,369
Brazil	1,645,125	—	—		1,645,125
Canada	2,308,839	—	—		2,308,839
China	674,498	891,426	—		1,565,924
Taiwan	918,416	—	—		918,416
All Other	—	76,673,474	—		76,673,474
Repurchase Agreement	—	3,491,000	—		3,491,000

Total Investments	$6,845,206	$83,910,941	—		$90,756,147

Allianz AGIC International Growth Opportunities:
Investments in Securities—Assets
Common Stock:
Brazil	$3,068,867	—	—		$3,068,867
Canada	6,299,724	—	—		6,299,724
China	1,999,822	$3,556,139	—	(a)	5,555,961
Germany	3,272,390	5,687,780	—		8,960,170
Ireland	972,087	2,850,289	—		3,822,376
United Kingdom	1,000,102	24,236,443	—		25,236,545
All Other	—	53,464,304	—		53,464,304
Preferred Stock	2,056,361	—	—		2,056,361
Equtiy-Linked Security	—	1,823,181	—		1,823,181
Repurchase Agreement	—	6,168,000	—		6,168,000

Total Investments	$18,669,353	$97,786,136	—	(a)	$116,455,489

(a)	Peace Mark Holdings Ltd. is fair-valued at $0.

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 8/31/10
Allianz AGIC Micro Cap:
Investments in Securities - Assets
Common Stock	$47,621,322	—	—	$47,621,322
Repurchase Agreement	—	$1,779,000	—	1,779,000

Total Investments	$47,621,322	$1,779,000	—	$49,400,322

Allianz AGIC Small to Mid Cap Growth:
Investments in Securities - Assets
Common Stock	$2,243,420	—	—	$2,243,420

Allianz AGIC Ultra Micro Cap:
Investments in Securities - Assets
Common Stock	$3,219,729	—	—	$3,219,729
Repurchase Agreement	—	$107,000	—	107,000

Total Investments	$3,219,729	$107,000	—	$3,326,729

Allianz NFJ Global Dividend Value:
Investments in Securities - Assets
Common Stock:
Australia	—	$583,510	—	$583,510
Belgium	—	300,764	—	300,764
France	—	1,189,314	—	1,189,314
Germany	—	290,073	—	290,073
Japan	—	319,268	—	319,268
Korea (Republic of)	—	946,128	—	946,128
Norway	—	314,403	—	314,403
Spain	—	304,405	—	304,405
Sweden	—	292,751	—	292,751
Switzerland	—	311,099	—	311,099
United Kingdom	—	1,799,821	—	1,799,821
All Other	$8,602,229	—	—	8,602,229
Repurchase Agreement	—	233,000	—	233,000

Total Investments	$8,602,229	$6,884,536	—	$15,486,765

Allianz RCM All Horizons:
Investments in Securities - Assets
Common Stock:
Australia	$10,176	$123,125	—	$133,301
China	—	53,018	—	53,018
France	—	83,261	—	83,261
Japan	—	114,876	—	114,876
Netherlands	—	130,313	—	130,313
Spain	—	114,260	—	114,260
United Kingdom	—	140,290	—	140,290
All Other	879,712	—	—	879,712
Repurchase Agreement	—	281,000	—	281,000

Total Investments	$889,888	$1,040,143	—	$1,930,031

Allianz RCM China Equity:
Investments in Securities - Assets
Common Stock:
Hong Kong	$201,248	$992,267	—	$1,193,515
All Other	—	2,041,106	—	2,041,106
Repurchase Agreement	—	145,000	—	145,000

Total Investments	$201,248	$3,178,373	—	$3,379,621

Allianz RCM Disciplined Equity:
Investments in Securities - Assets
Common Stock	$16,573,329	—	—	$16,573,329
Repurchase Agreement	—	$488,000	—	488,000

Total Investments	$16,573,329	$488,000	—	$17,061,329

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 8/31/10
Allianz RCM Global EcoTrendsSM :
Investments in Securities - Assets
Common Stock:
Canada	$677,159	—	—	$677,159
China	1,781,307	$2,405,588	—	4,186,895
Germany	968,084	4,968,353	—	5,936,437
Taiwan	—	381,748	$1,456,570	1,838,318
United Kingdom	1,702,203	3,369,826	—	5,072,029
United States	20,171,040	—	—	20,171,040
All Other	—	28,724,955	—	28,724,955
Repurchase Agreement	—	867,000	—	867,000

Total Investments	$25,299,793	$40,717,470	$1,456,570	$67,473,833

Allianz RCM Global Water:
Investments in Securities - Assets
Common Stock:
Brazil	$1,172,452	—	—	$1,172,452
Canada	990,643	—	—	990,643
United States	21,162,616	—	—	21,162,616
All Other	—	$26,587,101	—	26,587,101
Repurchase Agreement	—	152,000	—	152,000

Total Investments	$23,325,711	$26,739,101	—	$50,064,812

Allianz RCM International Opportunities:
Investments in Securities - Assets
Common Stock:
Brazil	$467,808	—	—	$467,808
Canada	81,657	—	—	81,657
China	109,802	$134,451	—	244,253
Hong Kong	135,886	—	—	135,886
Israel	277,344	—	—	277,344
Korea (Republic of)	141,525	—	—	141,525
Taiwan	243,553	—	—	243,553
All Other	—	9,893,799	—	9,893,799
Preferred Stock:
Germany	—	287,605	—	287,605

Total Investments	$1,457,575	$10,315,855	—	$11,773,430

There were no significant transfers between Levels 1 and 2 for the Funds during the nine months ended August 31, 2010 except for Allianz AGIC International Growth Opportunities. Allianz AGIC International Growth Opportunities transferred $58,784,019 out of Level 1 and into Level 2 as a result of utilizing modeling tools provided by a third-party vendor to value it’s securities during the nine months ended August 31, 2010.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the nine months ended August 31, 2010, was as follows:

	Beginning Balance 11/30/09	Net Purchases (Sales) and Settlements	Accrued Discounts (Premiums)	Net Realized Gain(Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3	Ending Balance 8/31/10
Allianz AGIC International Growth Opportunities:
Investments in Securities - Assets
Common Stock:
China	$3,133	—	—	—	$(3,133)	—	—	—	(a)

Total Investments	$3,133	—	—	—	$(3,133)	—	—	—	(a)

(a)Peace Mark Holdings Ltd. is fair-valued at $0.

The net change in unrealized appreciation/depreciation of Level 3 investments which Allianz AGIC International Growth Opportunities held at August 31, 2010 was $(3,133).

Allianz RCM All Horizons:
Investments in Securities - Assets
Common Stock:
Australia	$2,651	$(2,704)	—	—	$53	—	—	—

Total Investments	$2,651	$(2,704)	—	—	$53	—	—	—

Allianz RCM Global EcoTrendsSM :
Investments in Securities - Assets
Common Stock:
Taiwan	—	$2,047,108	—	—	$(590,538)	—	—	$1,456,570

Total Investments	—	$2,047,108	—	—	$(590,538)	—	—	$1,456,570

The net change in unrealized appreciation/depreciation of Level 3 investments which Allianz RCM Global EcoTrendsSM held at August 31, 2010 was $(590,538).

Item 2.	Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

(a) Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Allianz Funds Multi-Strategy Trust

By:	/s/ E. Blake Moore, Jr.
President & Chief Executive Officer

Date: October 27, 2010

By:	/s/ Brian S. Shlissel
Treasurer, Principal Financial & Accounting Officer

Date: October 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ E. Blake Moore, Jr.
President & Chief Executive Officer

Date: October 27, 2010

By:	/s/ Brian S. Shlissel
Treasurer, Principal Financial & Accounting Officer

Date: October 27, 2010